Putnam
Balanced
Retirement
Fund

SEMIANNUAL REPORT

April 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam Balanced Retirement Fund has done better than expected.
   Most funds with a similar yield orientation have lagged the domestic hybrid average by a wide margin in recent years because they tend to have less in stocks than most hybrid funds."

                                   --  Morningstar, December 31, 1997

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

42 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

By adhering to its strategy of focusing on stocks of companies undergoing change for capital appreciation and on high-quality bonds for protection in volatile markets, Putnam Balanced Retirement Fund provided another period of positive performance during the first half of fiscal 1998. During the period, some significant changes were made in the fund's management team.

I am pleased to announce that Jeffrey Kobylarz, James Prusko, and David Waldman have joined lead manager Edward Bousa's team. Jeffrey joined Putnam's High-Yield Bond Group in 1993, coming from Dean Witter InterCapital and W. R. Huff Asset Management. He has 11 years of investment experience. Jim has been at Putnam since 1992. He was formerly with Salomon Brothers and has four years of investment management experience. David was with Lazard Freres Asset Management and Goldman Sachs Asset Management before joining Putnam in 1997. He has 10 years of investment management experience.

Your fund's management team discusses performance and prospects in the following report.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 17, 1998



Report from the Fund Managers
Edward P. Bousa, lead manager
Jeffery J. Kobylarz
Charles G. Pohl
James M. Prusko
David L. Waldman

History was made during Putnam Balanced Retirement Fund's semiannual period when the Dow Jones Industrial Average reached an all-time high of 9000. However, it's important to remember that downside protection is just as significant as participation on the upside. By focusing on the stocks of undervalued companies undergoing positive change as well as high-quality bonds, your fund seeks to participate in the upside of the market while offering a measure of protection in the event of a correction.

In accordance with this balanced strategy, the fund delivered solid returns for the semiannual period, the six months ended April 30, 1998; total return for the class A shares was 11.25% at net asset value (4.86% at public offering price). For additional performance information, please turn to page 9.

* FUND'S STOCK HOLDINGS BENEFIT FROM CONSOLIDATION TREND

Over the past six months, it became clear that the economic and financial problems in Asia were not materially going to affect the U.S. stock market. Consequently, performance of your fund's stock holdings was stronger than we had initially expected. Actually, the Asian crisis has acted to keep interest rates relatively stable as well as energy prices low. Within this fairly positive environment, we have observed several broad-based business trends such as an urgency to bring out new products and to lower costs and the desire to merge. We have sought to identify companies that are keeping in step with these trends while avoiding those that will be left behind.

One area that has undergone a tremendous amount of consolidation in the past few years is the financial sector. We positioned the portfolio in companies such as Citicorp, NationsBank, and BankAmerica, which benefited from their high-profile merger announcements. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

These broad themes also affected consumer cyclical companies such as automobile manufacturers. Given the global surplus in the auto industry, we believe consolidation is inevitable for manufacturers and suppliers. The fund has already benefited from this phenomenon following the merger announcement of Chrysler and Daimler-Benz AG just after the close of the period. In short, we believe the market has been slow to recognize the potential of these developments with respect to many companies, thus creating opportunities for an investor seeking growth.

* TARGETING UNDERVALUED SITUATIONS

As part of our value strategy, we habitually target stocks of large companies undergoing positive changes that we believe will ultimately enhance financial performance. One example is Texas Instruments, a significant holding of the fund. A worldwide supply glut of semiconductors, particularly the dynamic random access memory chips -- often referred to as DRAM chips -- that TI produces, led to a price slump that hurt the company's stock price. At the time, we bought more shares, believing that the company's new focus on digital signal processing solutions (DSPS) would improve profitability as more electronic devices such as personal computers and cellular phones now utilize DSPS. During the period, DSPS sales have surged and TI's stock has appreciated.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART OF TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and
finance            19.5%

Utilities           8.3%

Oil and gas         6.7%

Transportation      4.3%

Pharmaceuticals     3.1%

Footnote reads:
* Based on net assets as of 4/30/98. Holdings will vary over time.

Another company we view quite favorably is Xerox. The inventor of photocopiers, the company is once again in the industry's vanguard, taking advantage of changing technology and converting its copiers from analog to digital. Although the investing public hasn't recognized the potential of this shift, we have established a position because we believe the shift will have a substantial impact on the industry's future.

Other companies whose stocks were undervalued at the time we purchased them include Eastman Kodak and Cincinnati Bell, a telephone company that does outsourcing bill collecting from cable companies. Both are now doing extremely well and we are optimistic about their long-term potential.

Although the overall performance of the fund was strong, some individual stocks were disappointing. Toys R Us has not met our expectations in terms of sales or profitability. However, because the company has made some management changes and has shown signs of improvement, we are cautiously optimistic and have maintained a position.

* FIXED-INCOME FOCUS REMAINS IN CORPORATE BONDS

For the fixed-income portion of the fund, we made relatively few changes in the overall composition of the portfolio. We continue to utilize Putnam's extensive research capabilities in order to uncover attractive investments across the corporate, high-yield, mortgage-backed, and government bond sectors. Because corporate profitability continued to be fairly strong during the period, we emphasized high-quality corporate bonds. As with stocks, the value of corporate bonds is affected by the financial health of the issuing company. Therefore, factors such as the current economic environment of solid growth with low inflation can support corporate profitability and thus, the performance of these bonds. Our favorite areas in the corporate bond market were cable and media, specifically companies such as Time Warner, Viacom, and TCI. Because of the recent boom in the cable industry, this has been an unusually profitable sector.

[GRAPHIC OMITTED: TOP FIVE EQUITY HOLDINGS]

TOP FIVE EQUITY HOLDINGS

Exxon Corp.
Oil and gas

E.I. du Pont de Nemours Co., Inc.
Chemicals

Weyerhaeuser Co.
Paper and forest products

Merck & Co., Inc.
Pharmaceuticals

Mobil Corp.
Oil and gas


[GRAPHIC OMITTED: TOP FIVE FIXED-INCOME HOLDINGS]

TOP FIVE FIXED-INCOME HOLDINGS

Government National Mortgage Association 7s, various due dates

Government National Mortgage Association 7 1/2s, various due dates

United Kingdom Treasury Bonds 7 1/4s,
2007

U.S. Treasury Notes 6 1/8s,
August 15, 2007

U.S. Treasury Notes 5 1/2s,
March 31, 2000

These holdings represent 11.5% of the fund's net assets as of 4/30/98. Portfolio holdings will vary over time.

The fund's fixed-income segment has also benefited from holdings in the real estate investment trust (REIT) market. REITs have performed well in conjunction with the strong real estate market. Finally, the fund owned corporate bonds in the insurance industry -- even though the industry has lagged behind the rest of the financial services industry. We believe that it will achieve cost efficiencies and economies of scale through the type of consolidation and reorganization we've seen in other financial industries.

Within the fixed-income portion of the fund, we believe there are greater benefits to be gained by careful selection of bond sectors and individual securities rather than by attempting to guess the direction of interest rates. Outside the corporate market, the fund benefited from its holdings in commercial mortgage-backed securities. This once obscure market has grown tremendously in the past few years and has become more attractive as the real estate market has surged. Much of the remainder of the fund's fixed-income holdings is spread among generic mortgage pass-through securities, asset-backed securities, U.S. Treasuries, and agency bonds, all of which provide a measure of income and stability for the fund.

* LOOKING AHEAD

As we look at the United States in comparison to the rest of the world, we find that its economic fundamentals are solid. However, there have recently been reports that the Federal Reserve Board may raise short-term rates, given the stronger-than-expected economy. Therefore, barring any significant changes in the country's inflation picture, we will maintain a slightly defensive stance for the fund's fixed-income portion. As for the equity segment of the fund, as the stock market continues to reach new heights, we will continue to maintain a low-risk profile to reflect our more disciplined, value-oriented approach.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Balanced Retirement Fund is designed for investors seeking high current return and relative stability of principal from a diversified portfolio of equity and debt securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/98

                               Class A         Class B         Class M
(inception date)              (4/19/85)       (2/1/94)        (3/17/95)
                             NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                   11.25%   4.86%  10.85%   5.85%  10.86%   7.03%
------------------------------------------------------------------------------
1 year                     22.66   15.58   21.88   16.88   21.99   17.76
------------------------------------------------------------------------------
5 years                    94.29   83.19   87.32   85.32   89.65   82.95
Annual average             14.21   12.87   13.37   13.13   13.66   12.84
------------------------------------------------------------------------------
10 years                  244.99  225.19  218.59  218.59  226.52  215.20
Annual average             13.18   12.52   12.29   12.29   12.56   12.17
------------------------------------------------------------------------------
Life of fund              326.97  302.55  282.47  282.47  295.17  281.44
Annual average             11.78   11.28   10.84   10.84   11.12   10.82
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/98

                                  Standard    Lehman Bros.
                                  & Poor's    Govt./Corp.     Consumer
                                  500 Index   Bond Index      Price Index
------------------------------------------------------------------------------
6 months                           22.49%        3.56%           0.56%
------------------------------------------------------------------------------
1 year                             41.07        11.05            1.44
------------------------------------------------------------------------------
5 years                           184.36        37.97           12.85
Annual average                     23.25         6.65            2.45
------------------------------------------------------------------------------
10 years                          466.16       132.43           38.77
Annual average                     18.93         8.80            3.33
------------------------------------------------------------------------------
Life of fund                      812.52       225.42           52.01
Annual average                     18.54         9.50            3.27
------------------------------------------------------------------------------

Performance data represents past results, do not reflect future performance, and will differ with each share class. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/98

                              Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)           2               2               2
------------------------------------------------------------------------------
Income                        $0.220          $0.181          $0.195
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                      0.610           0.610           0.610
------------------------------------------------------------------------------
Short-term                     0.271           0.271           0.271
------------------------------------------------------------------------------
  Total                       $1.101          $1.062          $1.076
------------------------------------------------------------------------------
Share value:                NAV     POP         NAV         NAV     POP
------------------------------------------------------------------------------
10/31/97                  $11.48  $12.18      $11.40      $11.44  $11.85
------------------------------------------------------------------------------
4/30/98                    11.58   12.29       11.49       11.52   11.94
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1      3.80%   3.58%       3.17%       3.40%   3.28%
------------------------------------------------------------------------------
Current 30-day SEC yield2   3.77    3.56        3.02        3.28    3.16
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                              Class A         Class B         Class M
                            NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    8.60%   2.31%   8.28%   3.36%   8.30%   4.54%
------------------------------------------------------------------------------
1 year                     24.94   17.79   24.15   19.15   24.38   19.97
------------------------------------------------------------------------------
5 years                    93.40   82.36   86.62   84.62   88.94   82.27
Annual average             14.10   12.77   13.29   13.05   13.57   12.76
------------------------------------------------------------------------------
10 years                  247.53  227.69  221.02  221.02  229.05  217.54
Annual average             13.27   12.60   12.37   12.37   12.65   12.25
------------------------------------------------------------------------------
Life of class             325.50  301.16  281.47  281.47  294.14  280.44
Annual average             11.83   11.32   10.89   10.89   11.17   10.87
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard's & Poor's 500 Index* is an unmanaged list of large-capitalization common stocks and is frequently used as a general gauge of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible investment-grade corporate debt securities and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund (NON)

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund (a)

High Quality Bond Fund (NON)

Global Governmental Income Trust

High Yield Advantage Fund (RES)

High Yield Total Return Fund

High Yield Trust (RES)

High Yield Trust II

Income Fund

Money Market Fund (RAT)

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund (RAT)

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds (AFF)

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds (AFF)
California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

(a) Formerly Putnam Diversified Income Trust II

(NON) Formerly Putnam Federal Income Trust

(RES) Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

(AFF) Not available in all states.

(RAT) An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
April 30, 1998 (Unaudited)




COMMON STOCKS (51.6%) (a)
NUMBER OF SHARES                                                                                        VALUE

Aerospace and Defense (0.4%)
-------------------------------------------------------------------------------------------------------------
               27,800  Lockheed Martin Corp.                                                   $    3,096,225

Agriculture (-%)
-------------------------------------------------------------------------------------------------------------
               11,013  PSF Holdings LLC Class A (NON)                                                 330,390

Automotive (1.7%)
-------------------------------------------------------------------------------------------------------------
               88,500  Chrysler Corp.                                                               3,556,594
               37,000  Dana Corp.                                                                   2,187,625
               24,100  Eaton Corp.                                                                  2,226,238
               58,500  Ford Motor Co.                                                               2,680,031
               45,000  Goodyear Tire & Rubber Co. (The)                                             3,150,000
                                                                                               --------------
                                                                                                   13,800,488

Basic Industrial Products (1.0%)
-------------------------------------------------------------------------------------------------------------
               69,000  Caterpillar, Inc.                                                            3,928,688
               64,400  Deere (John) & Co.                                                           3,763,375
                                                                                               --------------
                                                                                                    7,692,063

Business Equipment and Services (1.0%)
-------------------------------------------------------------------------------------------------------------
               69,200  Pitney Bowes, Inc.                                                           3,321,600
               41,300  Xerox Corp.                                                                  4,687,550
                                                                                               --------------
                                                                                                    8,009,150

Cable Television (0.4%)
-------------------------------------------------------------------------------------------------------------
               97,650  Comcast Corp. Class A                                                        3,497,091

Chemicals (1.9%)
-------------------------------------------------------------------------------------------------------------
               99,000  du Pont (E.I.) de Nemours & Co., Ltd.                                        7,208,438
               54,000  Eastman Chemical Co.                                                         3,712,500
               44,000  Minnesota Mining & Manufacturing Co.                                         4,152,500
                                                                                               --------------
                                                                                                   15,073,438

Computer Services and Software (1.9%)
-------------------------------------------------------------------------------------------------------------
              101,100  3Com Corp. (NON)                                                             3,462,675
               45,000  Computer Associates International, Inc.                                      2,635,313
               90,000  Electronic Data Systems Corp.                                                3,870,000
               44,000  IBM Corp.                                                                    5,098,500
                                                                                               --------------
                                                                                                   15,066,488

Conglomerates (0.5%)
-------------------------------------------------------------------------------------------------------------
               24,400  Allied-Signal, Inc.                                                          1,069,025
               54,600  TRW, Inc.                                                                    2,883,563
                                                                                               --------------
                                                                                                    3,952,588

Consumer Durable Goods (0.4%)
-------------------------------------------------------------------------------------------------------------
               96,400  Hasbro, Inc.                                                                 3,548,725

Consumer Non Durables (1.7%)
-------------------------------------------------------------------------------------------------------------
               37,500  Colgate-Palmolive Co.                                                        3,363,281
               34,700  Fortune Brands, Inc.                                                         1,279,563
                  303  Hedstrom Holdings, Inc. 144A                                                       379
               82,100  Kimberly-Clark Corp.                                                         4,166,575
              126,000  Philip Morris Cos., Inc.                                                     4,701,375
                                                                                               --------------
                                                                                                   13,511,173

Consumer Services (--%)
-------------------------------------------------------------------------------------------------------------
                   25  AmeriKing, Inc. (NON)                                                            1,250

Electronics and Electrical Equipment (2.4%)
-------------------------------------------------------------------------------------------------------------
               61,000  Cooper Industries, Inc.                                                      4,079,375
               73,000  Emerson Electric Co.                                                         4,644,625
               63,700  Hewlett-Packard Co.                                                          4,797,406
               83,750  Texas Instruments, Inc.                                                      5,365,234
                                                                                               --------------
                                                                                                   18,886,640

Entertainment (0.4%)
-------------------------------------------------------------------------------------------------------------
               43,400  Time Warner, Inc.                                                            3,406,900

Food and Beverages (3.0%)
-------------------------------------------------------------------------------------------------------------
               72,700  Anheuser-Busch Cos., Inc.                                                    3,330,569
              119,000  ConAgra, Inc.                                                                3,473,313
               32,741  Diageo PLC (United Kingdom)                                                    389,773
               56,100  General Mills, Inc.                                                          3,790,256
               61,000  Heinz (H.J.) Co.                                                             3,324,500
               51,300  Nabisco Holdings Corp. Class A                                               2,452,781
               57,200  Sara Lee Corp.                                                               3,406,975
              170,800  Whitman Corp.                                                                3,341,275
                                                                                               --------------
                                                                                                   23,509,442

Health Care (2.2%)
-------------------------------------------------------------------------------------------------------------
              108,000  Baxter International, Inc.                                                   5,987,250
              103,800  U.S. Surgical Corp.                                                          3,269,700
               60,000  United Healthcare Corp.                                                      4,215,000
               51,200  Wellpoint Health Networks, Inc. (NON)                                        3,692,800
                                                                                               --------------
                                                                                                   17,164,750

Insurance and Finance (11.5%)
-------------------------------------------------------------------------------------------------------------
               80,700  American General Corp.                                                       5,376,638
               60,000  AON Corp.                                                                    3,870,000
               68,400  Banc One Corp.                                                               4,022,775
               39,900  BankAmerica Corp.                                                            3,391,500
               34,100  BankBoston Corp.                                                             3,680,669
               31,278  Bankers Trust New York Corp. (CUS)                                           4,038,772
               30,000  Charter One Financial, Inc.                                                  2,030,625
               17,900  CIGNA Corp.                                                                  3,704,181
               37,000  Citicorp                                                                     5,568,500
               20,600  Crestar Financial Corp.                                                      1,232,138
               55,100  Federal National Mortgage Association                                        3,299,113
               58,800  First Chicago NBD Corp.                                                      5,461,050
               76,200  First Union Corp.                                                            4,600,575
               30,000  Firstar Corp.                                                                1,119,375
               47,500  Fleet Financial Group, Inc.                                                  4,102,813
               40,600  Hartford Financial Services Group                                            4,496,450
               16,000  Heller Financial Inc. (Germany)                                                480,000
               94,000  KeyCorp                                                                      3,730,625
               41,000  Merrill Lynch & Co., Inc.                                                    3,597,750
               30,200  Morgan (J.P.) & Co., Inc.                                                    3,963,750
               78,600  NationsBank Corp.                                                            5,953,950
               87,600  Norwest Corp.                                                                3,476,625
               70,200  PNC Bank Corp.                                                               4,242,713
                2,100  Suiza Capital Trust II (NON)                                                   103,163
               49,500  Synovus Financial Corp.                                                      1,741,781
               49,000  Washington Mutual, Inc.                                                      3,433,063
                                                                                               --------------
                                                                                                   90,718,594

Oil and Gas (5.3%)
-------------------------------------------------------------------------------------------------------------
              142,000  Amoco Corp.                                                                  6,283,500
                5,704  Apache Corp.                                                                   201,779
               66,700  British Petroleum PLC ADR (United Kingdom)                                   6,303,150
               65,600  Elf Aquitane ADR (France)                                                    4,259,900
               69,000  Enron Corp.                                                                  3,393,938
              108,000  Exxon Corp.                                                                  7,877,250
               80,000  Mobil Corp.                                                                  6,320,000
               74,700  Sonat, Inc.                                                                  3,314,813
               75,000  Total Corp. ADR (France)                                                     4,406,250
                                                                                               --------------
                                                                                                   42,360,580

Paper and Forest Products (1.4%)
-------------------------------------------------------------------------------------------------------------
               31,000  Chesapeake Corp.                                                             1,127,625
               54,000  Temple Inland, Inc.                                                          3,486,375
              111,000  Weyerhaeuser Co.                                                             6,396,375
                                                                                               --------------
                                                                                                   11,010,375

Pharmaceuticals (3.0%)
-------------------------------------------------------------------------------------------------------------
               67,200  American Home Products Corp.                                                 6,258,000
               56,000  Bristol-Myers Squibb Co.                                                     5,929,000
               53,000  Merck & Co., Inc.                                                            6,386,500
              133,160  Pharmacia & Upjohn, Inc.                                                     5,601,043
                                                                                               --------------
                                                                                                   24,174,543

Photography (0.5%)
-------------------------------------------------------------------------------------------------------------
               51,000  Eastman Kodak Co.                                                            3,681,563

Publishing (0.5%)
-------------------------------------------------------------------------------------------------------------
               48,400  McGraw-Hill, Inc.                                                            3,747,975

Real Estate (0.8%)
-------------------------------------------------------------------------------------------------------------
               48,000  Duke Realty Investments, Inc. (R)                                            1,143,000
               46,400  Equity Residential Properties Trust (R)                                      2,279,400
               65,000  Starwood Lodging Trust                                                       3,262,188
                                                                                               --------------
                                                                                                    6,684,588

Retail (1.0%)
-------------------------------------------------------------------------------------------------------------
               64,200  May Department Stores Co.                                                    3,960,338
              133,900  Toys R Us                                                                    3,690,619
                                                                                               --------------
                                                                                                    7,650,957

Telecommunications (0.5%)
-------------------------------------------------------------------------------------------------------------
              103,000  Cincinnati Bell, Inc.                                                        3,939,750
                   58  Intermedia Communications, Inc. (NON)                                            4,233
                1,005  NEXTEL Communications, Inc. Class A (NON)                                       28,831
                                                                                               --------------
                                                                                                    3,972,814

Transportation (2.4%)
-------------------------------------------------------------------------------------------------------------
               44,000  Burlington Northern Santa Fe Corp. (NON)                                     4,356,000
               34,900  Delta Air Lines, Inc.                                                        4,057,125
               47,000  FDX Corp.                                                                    3,196,000
              111,300  Ryder System, Inc.                                                           3,874,631
               44,000  UAL Corp. (NON)                                                              3,836,250
                                                                                               --------------
                                                                                                   19,320,006

Utilities (5.8%)
-------------------------------------------------------------------------------------------------------------
               66,850  American Telephone & Telegraph Co.                                           4,015,178
              127,200  Ameritech Corp.                                                              5,413,950
               40,000  Bell Atlantic Corp.                                                          3,742,500
               68,000  BellSouth Corp.                                                              4,364,750
               76,108  Duke Energy Corp.                                                            4,404,751
               72,400  GTE Corp.                                                                    4,230,875
               42,000  OGE Energy Corp.                                                             2,307,375
               74,100  Pacific Enterprises                                                          2,885,269
               58,000  Potomac Electric Power Co.                                                   1,421,000
              102,600  SBC Communications, Inc.                                                     4,251,488
              136,100  Southern Co.                                                                 3,606,650
               52,000  Sprint Corp.                                                                 3,552,250
               54,000  Texas Utilities Co.                                                          2,160,000
                                                                                               --------------
                                                                                                   46,356,036
                                                                                               --------------
                       Total Common Stocks (cost $318,387,784)                                 $  410,224,832

CORPORATE BONDS AND NOTES (20.5%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

Advertising (0.1%)
-------------------------------------------------------------------------------------------------------------
      $       175,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                       $      191,625
               10,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                             10,125
              190,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                              201,400
              210,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                        221,025
              190,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                            196,175
               10,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                               10,525
                                                                                               --------------
                                                                                                      830,875

Aerospace and Defense (0.3%)
-------------------------------------------------------------------------------------------------------------
               20,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                   20,250
               40,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                             39,200
               30,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                 29,625
               20,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                        20,800
            2,515,000  Raytheon Co notes 6.45s, 2002                                                2,535,849
               25,000  Sequa Corp. bonds 8 3/4s, 2001                                                  25,563
               25,000  Sequa Corp. sr. notes 9 5/8s, 1999                                              25,750
               20,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                        21,600
                                                                                               --------------
                                                                                                    2,718,637

Agriculture (0.1%)
-------------------------------------------------------------------------------------------------------------
              915,000  Potash Corp. of Saskatchewan notes 7 1/8s, 2007 (Canada)                       937,381
              127,869  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 (PIK)                   138,099
               40,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                 41,100
                                                                                               --------------
                                                                                                    1,116,580

Apparel (--%)
-------------------------------------------------------------------------------------------------------------
              100,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                  101,000
               60,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                    64,350
                                                                                               --------------
                                                                                                      165,350

Automotive (0.2%)
-------------------------------------------------------------------------------------------------------------
               47,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                           52,111
                5,000  Cambridge Industries Inc. company guaranty Ser. B,
                         10 1/4s, 2007                                                                  5,163
              680,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                        720,848
              200,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                         9 1/8s, 2007                                                                 210,000
              200,000  Lear Corp. sub. notes 9 1/2s, 2006                                             221,000
              190,000  Navistar International Corp. sr. notes Ser. B, 7s, 2003                        189,525
               10,000  Safety Components International, Inc. sr. sub. notes Ser. B,
                         10 1/8s, 2007                                                                 10,475
               80,000  Talon Automotive Group 144A sr. sub. notes 9 5/8s, 2008                         79,600
              125,000  Walbro Corp. sr. notes Ser. B, 9 7/8s, 2005                                    125,000
                                                                                               --------------
                                                                                                    1,613,722

Banks (0.1%)
-------------------------------------------------------------------------------------------------------------
              740,000  Abbey National First Capital PLC sub. notes 7.35s, 2049
                         (United Kingdom)                                                             774,884

Basic Industrial Products (--%)
-------------------------------------------------------------------------------------------------------------
               45,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                          49,500
               70,000  Grove Worldwide 144A sr. sub. notes 9 1/4s, 2008                                70,175
               30,000  Johnstown America Industries, Inc. company guaranty
                         Ser. C, 11 3/4s, 2005                                                         33,450
               20,000  Koppers Industries, Inc. 144A 9 7/8s, 2007                                      20,650
               40,000  Morris Material Handling Inc. 144A sr. notes 9 1/2s, 2008                       39,800
               10,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                       10,604
                5,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                         5,113
                                                                                               --------------
                                                                                                      229,292

Broadcasting (0.2%)
-------------------------------------------------------------------------------------------------------------
               45,000  Affinity Group Holdings sr. notes 11s, 2007                                     48,825
              100,000  Allbritton Communications sr. sub. deb. Ser. B, 9 3/4s, 2007                   105,000
               75,000  American Radio Systems Corp. company guaranty 9s, 2006                          80,250
               75,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                    84,750
              150,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                         zero % (13 1/4s, 5/15/01), 2006 (STP)                                        118,500
               45,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                         (12 3/4s, 2/1/02), 2009 (STP)                                                 33,525
              125,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                               130,000
               20,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004                  19,800
              100,000  Chancellor Media Corp. sr. sub. notes 9 3/8s, 2004                             105,000
               10,000  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                          10,975
              100,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                102,000
               75,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                         79,500
               10,000  Gray Communications Systems, Inc. sr. sub. notes 10 5/8s, 2006                  10,850
               15,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                       15,900
              145,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                         zero % (11 1/2s, 2/01/01), 2006 (STP)                                        117,450
               10,000  Pegasus Communications Corp. sr. notes Ser. B, 9 5/8s, 2005                     10,450
               25,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                      28,500
                5,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                         (12s, 5/15/00), 2004 (STP)                                                     5,100
               30,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                         29,100
               75,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                        77,250
               40,000  Sinclair Broadcasting Group sr. sub. notes 10s, 2005                            42,800
               25,000  Spanish Broadcasting sr. notes Ser. B, 11s, 2004                                27,375
              120,000  Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                             129,600
               15,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s,
                         2007 (Mexico)                                                                 15,825
                                                                                               --------------
                                                                                                    1,428,325

Building and Construction (0.1%)
-------------------------------------------------------------------------------------------------------------
               20,000  American Architectural Products Corp. 144A sr. notes
                         11 3/4s, 2007                                                                 21,150
               35,000  Atrium Companies Inc. 144A sub. notes 10 1/2s, 2006                             36,838
               30,000  Beazer Homes USA, Inc. 144A sr. notes 8 7/8s, 2008                              29,625
              100,000  Big 5 Corp. 144A 10 7/8s, 2007                                                 102,000
               10,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                         10,300
               20,000  D.R. Horton Inc. company guaranty 10s, 2006                                     21,500
               70,000  GS Superhighway Holdings sr. notes 9 7/8s                                       60,200
              750,000  Guangdong Enterprises 144A sr. notes 8 7/8s, 2007 (China)                      666,615
               20,000  Jackson Products, Inc. 144A company guaranty 9 1/2s, 2005                       20,200
               75,000  M.D.C. Holdings, Inc. notes Ser. B, 11 1/8s, 2003                               82,125
               75,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                                81,375
                                                                                               --------------
                                                                                                    1,131,928

Business Equipment and Services (0.1%)
-------------------------------------------------------------------------------------------------------------
               20,000  ATC Group Services Inc. 144A sr. sub. notes 12s, 2008                           19,500
               10,000  Axiohm Transactions Solutions Inc. company guaranty
                         9 3/4s, 2007                                                                  10,250
               40,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                     41,000
               90,000  Iron Mountain, Inc. med. term notes company guaranty
                         10 1/8s, 2006                                                                 97,200
               20,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                    21,175
              233,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                260,960
               10,000  Williams Scotsman, Inc. 144A sr. notes 9 7/8s, 2007                             10,400
                                                                                               --------------
                                                                                                      460,485

Cable Television (0.4%)
-------------------------------------------------------------------------------------------------------------
               35,000  Acme Television sr. disc. notes stepped-coupon zero %
                         (10 7/8s, 9/30/00), 2004 (STP)                                                28,700
              177,375  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                     184,470
               75,000  Century Communications Corp. sr. notes 8 7/8s, 2007                             78,375
               75,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                       79,769
            1,465,000  Continental Cablevision, Inc. sr. deb 9 1/2s, 2013                           1,720,467
               75,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                  87,000
                5,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                    5,450
                5,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon
                         zero % (13 1/4s, 9/30/99), 2004 (United Kingdom) (STP)                         4,650
              210,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon
                         zero % (11 3/4s, 12/15/00), 2005 (United Kingdom) (STP)                      166,950
              155,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon
                         zero % (10 3/4s, 2/15/02), 2007 (United Kingdom) (STP)                       109,663
               79,125  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 (PIK)                      84,664
               90,000  Fox Kids Worldwide Inc. 144A sr. discount notes stepped-coupon
                         zero % (10 1/4s, 11/1/02), 2007 (STP)                                         57,600
              120,000  Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                            118,350
               30,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008                                30,300
              175,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                             190,750
               70,000  Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008                   70,700
              110,000  Marcus Cable Co. notes stepped-coupon zero %
                         (13 1/2s, 8/1/99), 2004 (L.P.) (STP)                                         105,050
               45,000  Marcus Cable Co. sr. deb 11 7/8s, 2005 (L.P.)                                   48,825
               80,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                         (9.8s, 2/15/03), 2008 (STP)                                                   50,000
                5,000  Rogers Cablesystems Ltd. deb. 10 1/8s, 2012 (Canada)                             5,425
              175,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                  192,500
               85,000  United International Holdings sr. disc. notes stepped-coupon
                         Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                 53,762
                                                                                               --------------
                                                                                                    3,473,420

Chemicals (0.2%)
-------------------------------------------------------------------------------------------------------------
               45,000  Great Lakes Carbon Corp. sr. notes 10s, 2006                                    50,850
               50,000  Huntsman Corp. 144A sr. sub. notes FRN 9.187s, 2007                             50,125
              900,000  Lyondell Petrochemical Co. notes 9 1/8s, 2002                                  981,387
               20,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes 9 3/4s,
                         2007 (Switzerland)                                                            20,600
               10,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                        10,150
               25,000  Polytama International notes 11 1/4s, 2007                                      15,750
               20,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                   20,900
               30,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                         zero % (13 1/2s, 8/15/01), 2008 (STP)                                         17,250
               15,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                   14,100
               15,000  Union Carbide Global Enterprises sr. sub. notes Ser. B, 12s, 2005               16,050
                                                                                               --------------
                                                                                                    1,197,162

Computer Services and Software (0.2%)
-------------------------------------------------------------------------------------------------------------
            1,650,000  Dell Computer Corp. deb. 7.1s, 2028                                          1,645,875
               90,000  IPC Information Systems sr. disc. notes stepped-coupon
                         zero % (10 7/8s, 11/1/01), 2008 (STP)                                         65,700
               90,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                      94,275
                                                                                               --------------
                                                                                                    1,805,850

Conglomerates (--%)
-------------------------------------------------------------------------------------------------------------
               15,000  Aramark Corp. sub. notes 8 1/2s, 2003                                           15,413
                5,000  Cia Latino Americana 144A company guaranty 11 1/8s, 2004
                         (Argentina)                                                                    5,138
               20,000  MacAndrews & Forbes Holdings, Inc. sub. deb. notes 13s, 1999                    19,900
                                                                                               --------------
                                                                                                       40,451

Consumer Durable Goods (--%)
-------------------------------------------------------------------------------------------------------------
                5,000  Hedstrom Holdings, Inc. 144A sr. disc. notes
                         stepped-coupon zero % (12s, 6/1/02), 2009 (STP)                                3,125
               20,000  Sealy Mattress Co. 144A sr. sub. notes 9 7/8s, 2007                             21,150
               50,000  Selmer Co., Inc. sr. sub. notes 11s, 2005                                       54,000
                                                                                               --------------
                                                                                                       78,275

Consumer Non Durables (0.2%)
-------------------------------------------------------------------------------------------------------------
               10,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                               10,500
               20,000  Chattem, Inc. 144A sr. sub. notes 8 7/8s, 2008                                  20,000
               40,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                  40,700
              295,000  Philip Morris Cos., Inc. deb. 7 3/4s, 2027                                     310,906
              295,000  Philip Morris Cos., Inc. notes 7 1/2s, 2004                                    308,313
              600,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                    615,906
              295,000  Philip Morris Cos., Inc. notes 6.8s, 2003                                      298,575
                                                                                               --------------
                                                                                                    1,604,900

Cosmetics (--%)
-------------------------------------------------------------------------------------------------------------
               25,000  Carson, Inc. company guaranty Ser. B, 10 3/8s, 2007                             25,625
               20,000  French Fragrances, Inc. 144A sr. notes 10 3/8s, 2007                            21,300
                5,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                          5,275
                                                                                               --------------
                                                                                                       52,200
Consumer Products (--%)
-------------------------------------------------------------------------------------------------------------
               80,000  Iron Age Corp. 144A sr. sub. notes 9 7/8s, 2008                                 80,800

Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------
              100,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                         112,000
               45,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                             49,163
               30,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                       31,875
              100,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                             100,500
               75,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                      76,125
            1,060,000  TCI Communications, Inc. sr. notes 8.65s, 2004                               1,166,064
                                                                                               --------------
                                                                                                    1,535,727

Electronics and Electrical Equipment (--%)
-------------------------------------------------------------------------------------------------------------
               25,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                         (Canada)                                                                      27,563
               20,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                  20,650
               30,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                               30,150
               25,000  Dobson Communications Corp. 11 3/4s, 2007                                       27,250
               20,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                      20,800
               51,511  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                  58,981
               50,000  Flag Limited 144A sr. notes 8 1/4s, 2008 (Bermuda)                              50,875
               30,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007              30,375
               10,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                             10,475
               70,000  Motors and Gears Inc. sr. notes Ser. D, 10 3/4s, 2006                           75,950
               20,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                          20,100
                5,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                     5,150
               60,000  Zilog Inc. 144A sr. notes 9 1/2s, 2005                                          51,600
                                                                                               --------------
                                                                                                      429,919

Energy-Related (0.3%)
-------------------------------------------------------------------------------------------------------------
               95,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                           96,663
            1,840,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                        1,830,174
               10,000  Newpark Resources, Inc. company guaranty Ser. B, 8 5/8s, 2007                   10,100
               40,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                          38,400
              725,000  Quezon Power Ltd. sr. notes 8.86s, 2017 (Philippines)                          651,594
               30,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                         29,925
                                                                                               --------------
                                                                                                    2,656,856

Entertainment (1.2%)
-------------------------------------------------------------------------------------------------------------
               40,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                             41,600
               75,000  Aztar Corp. sr. sub. notes 11s, 2002                                            76,875
              190,000  Cinemark USA, Inc. 9 5/8s, 2008                                                198,550
            1,380,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                1,441,686
               30,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                 33,300
              100,000  Regal Cinemas, Inc. sr. sub. notes 8 1/2s, 2007                                109,750
               40,000  Silver Cinemas Intl.144A sr. sub. notes 10 1/2s, 2005                           40,700
              185,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                         (12 1/4s, 6/15/98), 2005 (STP)                                               207,894
            2,385,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                             2,746,948
              615,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                               725,632
              660,000  Time Warner, Inc. notes 7 3/4s, 2005                                           699,851
               90,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                              90,900
               40,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                         40,200
              355,000  Viacom International, Inc. sub. deb. 8s, 2006                                  359,881
            2,125,000  Viacom International, Inc. sr. notes 7 3/4s, 2005                            2,240,154
                                                                                               --------------
                                                                                                    9,053,921

Environmental Control (--%)
-------------------------------------------------------------------------------------------------------------
               30,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                         zero % (11.3s, 6/1/07), 2007 (STP)                                            21,900

Food and Beverages (0.1%)
-------------------------------------------------------------------------------------------------------------
               40,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                               40,700
               10,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                          10,775
               50,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                    53,875
               45,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                        45,788
               10,000  Eagle Family Foods 144A sr. sub. notes 8 3/4s, 2008                              9,900
               20,000  Fleming Companies, Inc. company guaranty Ser. B,
                         10 1/2s, 2004                                                                 20,800
               75,000  Jitney Jungle Store company guaranty 12s, 2006                                  84,000
               70,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                              70,350
               25,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                         28,219
              140,000  Smithfield Foods, Inc. 144A sr. sub. notes 7 5/8s, 2008                        140,350
               20,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                           21,050
              115,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                       95,450
              100,000  Stater Brothers Holdings 144A sr. sub. notes 9s, 2004                          104,000
                                                                                               --------------
                                                                                                      725,257

Gaming (0.1%)
-------------------------------------------------------------------------------------------------------------
               25,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                   26,438
               15,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                    16,763
               50,000  Coast Hotels & Casino company guaranty Ser. B, 13s, 2002                        58,000
               35,000  Empress River Casino sr. notes 10 3/4s, 2002                                    38,019
               80,000  Fitzgeralds Gaming Corp. 144A company guaranty
                         12 1/4s, 2004                                                                 81,200
               20,000  Isle of Capri Black Hawk LLC 1st mortgage Ser. B, 13s, 2004                     20,400
              120,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                 124,200
               59,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                          59,590
              110,000  Mohegan Tribal Gaming sr. secd. notes Ser. B, 13 1/2s, 2002                    140,250
               75,000  Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                          88,125
               75,000  Sun International Hotels Ltd. company guaranty 9s, 2007                         78,563
               70,000  Trump A.C Association/Funding Inc. company guaranty
                         11 1/4s, 2006                                                                 70,175
                                                                                               --------------
                                                                                                      801,723

Health Care (0.3%)
-------------------------------------------------------------------------------------------------------------
               70,000  Extendicare Inc. 144A sr. sub. notes 9.35s, 2007 (Canada)                       71,050
               90,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                       92,700
               35,000  Global Health Sciences 144A sr. notes 11s, 2008                                 34,300
               35,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                         38,850
               40,000  Hudson Respiratory Care, Inc. 144A sr. sub. notes
                         9 1/8s, 2008                                                                  40,400
               65,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                         9 1/2s, 2007                                                                  67,925
               50,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                         9 1/4s, 2008                                                                  51,750
              365,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                        355,703
               50,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                        44,782
               30,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                    30,375
               20,000  Paragon Corp. Holdings 144A sr. notes 9 5/8s, 2008                              19,450
              110,000  Paragon Health Networks, Inc. sr. sub. notes Ser. B,
                         9 1/2s, 2007                                                                 111,650
               75,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                           78,000
              100,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                     102,500
            1,020,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                    1,042,950
              150,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                             155,250
                                                                                               --------------
                                                                                                    2,337,635

Insurance and Finance (7.1%)
-------------------------------------------------------------------------------------------------------------
               10,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                    10,000
            1,080,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                               1,006,603
            1,495,000  AFC Capital Trust I company guaranty Ser. B, 8.207s, 2027                    1,673,219
              485,000  Allstate Financing II company guaranty 7.83s, 2045                             507,126
              605,000  American General Institute 144A company guaranty
                         8 1/8s, 2046                                                                 676,735
            1,640,000  Amvescap PLC 144A sr. notes 6.6s, 2005 (United Kingdom)                      1,642,591
               75,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                            77,250
               35,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                            35,700
               15,000  Colonial Capital I 144A company guaranty 8.92s, 2027                            16,073
               10,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                    10,000
            1,000,000  Den Danske Bank sub. notes 6.55s, 2003 (Denmark)                             1,014,410
               10,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                          11,385
               20,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                         (Mexico)                                                                      19,500
               20,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                     21,700
            1,895,000  Executive Risk Capital Trust company guaranty Ser. B,
                         8.675s, 2027                                                               2,025,073
            2,695,000  Federal National Mortgage Association med. term notes
                         5.94s, 2005                                                                2,683,196
            1,150,000  First Citizens Bank Capital Trust I 144A company guaranty
                         8.05s, 2008                                                                1,169,766
              540,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                          562,151
              110,000  First Nationwide Holdings sr. sub. notes 10 5/8s, 2003                         123,200
            1,055,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                           1,055,200
            1,070,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                 1,157,066
            1,890,000  Fleet Credit Card LLC sr. bank notes 7.02s, 2001                             1,937,250
              960,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                     951,178
              900,000  Greenpoint Bank sr. notes 6.7s, 2002                                           911,376
              410,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                         454,727
              520,000  Hartford Life, Inc. deb. 7.65s, 2027                                           562,037
               15,000  Imperial Credit Capital Trust I 144A company guaranty
                         10 1/4s, 2002                                                                 15,000
           1,675,000   Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                        1,683,526
           1,015,000   Markel Capital Trust I company guaranty Ser. B 8.71s, 2046                   1,091,298
             785,000   Money Store, Inc. notes 8.05s, 2002                                            830,130
              20,000   Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                             20,400
             445,000   North Fork Bancorporation, Inc. company guaranty 8s, 2027                      452,298
              25,000   North Fork Capital Trust I company guaranty 8.7s, 2026                          27,204
              15,000   Ocwen Capital Trust I company guaranty 10 7/8s, 2027                            16,500
               5,000   Ocwen Federal Bank FSB sub. deb. 12s, 2005                                       5,550
               5,000   Ocwen Financial Corp. notes 11 7/8s, 2003                                        5,725
             470,000   Orange Cogen Funding 144A company guaranty 8.175s, 2022                        511,501
             765,000   Orion Capital Corp. 144A company guaranty 7.701s, 2028                         758,735
           1,605,000   Paine Webber Group sr. med. term notes 6.52s, 2005                           1,600,988
           1,630,000   Paine Webber Group, Inc. sr. notes 6.55s, 2008                               1,623,888
           1,935,000   Peoples Bank- Bridgeport sub. notes 7.2s, 2006                               1,980,531
             325,000   Peoples Heritage Capital Trust company guaranty Ser. B,
                         9.06s, 2027                                                                  353,467
           1,335,000   Phoenix Home Life Mutual Insurance Co. 144A notes
                         6.95s, 2006                                                                1,362,354
              55,000   Pindo Deli Finance Mauritius Ltd. company guaranty
                         10 3/4s, 2007                                                                 44,550
           2,010,000   Provident Companies, Inc. bonds 7.405s, 2038                                 2,020,050
              35,000   PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default)(NON)                     25,988
              15,000   Riggs Capital Trust 144A bonds 8 5/8s, 2026                                     15,885
           2,500,000   Riggs National Corp. sub. deb. 8 1/2s, 2006                                  2,620,050
           1,425,000   Salomon, Inc. sr. notes 7.3s, 2002                                           1,478,438
           1,100,000   Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                 1,198,197
           1,600,000   Sampoerna International Finance Co. 144A company guaranty
                         8 3/8s, 2006 (Indonesia)                                                   1,104,000
           2,000,000   Scotland International Finance 144A sub. notes 8.85s, 2006
                         (Netherlands)                                                              2,294,860
             885,000   Southern Investments Service Co. sr. notes 6.8s, 2006
                         (United Kingdom)                                                             901,505
              20,000   Sovereign Capital Trust company guaranty 9s, 2027                               21,706
           1,095,000   Sparbanken Sverige AB (Swedbank) 144A sub. 7 1/2s, 2006
                         (Sweden)                                                                   1,127,467
             985,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                                      1,009,655
             585,000   State Street Institution 144A company guaranty 7.94s, 2026                     621,814
             670,000   Sumitomo Bank Treasury Co. 144A bonds Ser. A, FRB, 9.4s, 2049
                         (Japan)                                                                      686,241
           1,955,000   Tig Capital Trust I 144A bonds 8.597s, 2027                                  2,038,400
           1,235,000   Trenwick Capital Trust I company guaranty 8.82s, 2037                        1,305,568
           1,365,000   Trenwick Group, Inc. 144A sr. notes 6.7s, 2003                               1,360,577
             105,000   USF&G Corp. 144A company guaranty 8.312s, 2046                                 120,881
             955,000   Webster Capital Trust I 144A bonds 9.36s, 2027                               1,049,182
           1,500,000   Webster Financial Corp. sr. notes 8 3/4s, 2000                               1,568,130
                                                                                               --------------
                                                                                                   55,266,751

Medical Supplies and Devices (0.2%)
-------------------------------------------------------------------------------------------------------------
              55,000   ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                      58,575
           1,400,000   Beckman Coulter Inc. 144A company guaranty 7.1s, 2003                        1,401,708
              25,000   Conmed Corp. 144A sr. sub. notes 9s, 2008                                       25,063
              25,000   Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                   28,000
              60,000   Fresenius Medical Care AG 144A company guaranty 7 7/8s,
                         2008 (Germany)                                                                59,400
               5,000   Imagyn Medical Technologies company guaranty 12 1/2s, 2004                       2,800
             110,000   Wright Medical Technology, Inc. 144A notes Ser. C,
                         11 3/4s, 2000                                                                108,900
                                                                                               --------------
                                                                                                    1,684,446

Metals and Mining (0.2%)
-------------------------------------------------------------------------------------------------------------
              30,000   Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                           29,100
              25,000   Continental Global Group sr. notes Ser. B, 11s, 2007                            26,563
             405,000   Freeport-McMoRan Copper & Gold Co., Inc. sr. notes
                         7 1/2s, 2006                                                                 344,043
              25,000   Maxxam Group Holdings, Inc. sr. notes Ser. B, 12s, 2003                         27,406
           1,035,000   PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                       987,701
                                                                                               --------------
                                                                                                    1,414,813

Motion Picture Distribution (--%)
-------------------------------------------------------------------------------------------------------------
              20,000   Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                         (9 5/8s, 2/1/02), 2006 (STP)                                                  14,300

Oil and Gas (1.1%)
-------------------------------------------------------------------------------------------------------------
              40,000   Chesapeake Energy Corp. 144A sr. notes 9 5/8s, 2005                             40,200
              30,000   Abraxas Petroleum Corp. 144A sr. notes Ser. B, 11 1/2s, 2004                    31,050
              25,000   Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                    27,000
              20,000   CIA Naviera Perez Companc S.A. 144A bonds 9s, 2004
                         (Argentina)                                                                   20,300
              30,000   Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                   28,050
               5,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                    5,100
              30,000   Dailey International Inc. 144A sr. notes 9 1/2s, 2008                           30,300
              10,000   DI Industries Inc. sr. notes 8 7/8s, 2007                                       10,100
             660,000   Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s, 2019
                         (Canada)                                                                     652,199
              20,000   Gothic Production 144A sr. notes 11 1/8s, 2005                                  20,100
             970,000   Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                   1,048,774
           1,340,000   K N Energy, Inc. sr. notes 6.45s, 2003                                       1,340,630
              30,000   Market Hub Partners 144A sr. notes 8 1/4s, 2008                                 30,600
             100,000   Michael Petroleum Corp. 144A sr. notes 11 1/2s, 2005                            98,500
              20,000   Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                             20,300
             640,000   Petro Geo-Services AS ADR notes 7 1/2s, 2007 (Norway)                          676,954
           2,070,000   Pioneer Natural Resources Co. bonds 7.2s, 2028                               2,031,084
              10,000   Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                           10,850
             960,000   Saga Petroleum ASA deb. 7 1/4s, 2027 (Norway)                                  954,662
             780,000   Sonat, Inc. notes 6 5/8s, 2008                                                 774,314
              30,000   Tokai Corp. 144A bonds FRB 9.98s, 2008                                          29,625
             430,000   Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                         zero % (13s, 6/15/99), 2002 (STP)                                            365,500
             125,000   Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                           124,063
              81,000   TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                       90,720
              30,000   Trico Marine Services, Inc. company guaranty Ser. B,
                         8 1/2s, 2005                                                                  30,600
                                                                                               --------------
                                                                                                    8,491,575
Packaging and Containers (--%)
-------------------------------------------------------------------------------------------------------------
              15,000   AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                           15,600
              30,000   Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                               32,288
              25,000   Radnor Holdings Corp. company guaranty 10s, 2003                                26,063
              20,000   Radnor Holdings Inc. sr. notes 10s, 2003                                        20,950
              25,000   Vicap SA. 144A company guaranty 10 1/4s, 2002                                   25,750
                                                                                               --------------
                                                                                                      120,651

Paper and Forest Products (0.1%)
-------------------------------------------------------------------------------------------------------------
              25,000   Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                         27,250
              30,000   Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                          30,713
              80,000   Indah Kiat Financial Mauritius Ltd. company guaranty 10s, 2007
                         (Indonesia)                                                                   65,200
              30,000   PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004                         24,300
              10,000   Repap New Brunswick sr. notes 7s, 2000 (Canada)                                 10,000
             200,000   Riverwood International Corp. company guaranty
                         10 5/8s, 2007                                                                211,000
              70,000   Riverwood International Corp. company guaranty
                         10 1/4s, 2006                                                                 72,450
                                                                                               --------------
                                                                                                      440,913

Pharmaceuticals (--%)
-------------------------------------------------------------------------------------------------------------
              40,000   ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                           43,150
              30,000   PharMerica, Inc. 144A sr. sub. notes 8 3/8s, 2008                               30,000
                                                                                               --------------
                                                                                                       73,150

Publishing (0.3%)
-------------------------------------------------------------------------------------------------------------
              35,000   American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                     38,019
              30,000   Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009               30,750
           2,085,000   News America Holdings, Inc. deb. 7.7s, 2025                                  2,181,390
              20,000   Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                    21,050
              10,000   Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                        10,700
                                                                                               --------------
                                                                                                    2,281,909

Real Estate (1.5%)
-------------------------------------------------------------------------------------------------------------
           1,005,000   Avalon Properties, Inc. notes 6 7/8s, 2007 (R)                               1,001,101
             920,000   Avalon Properties, Inc. notes 5 5/8s, 2005 (R)                                 907,755
              20,000   Bluegreen Corp. 144A sr. notes 10 1/2s, 2008                                    20,075
             745,000   Chelsea GCA Realty, Inc. notes 7 1/4s, 2007                                    749,649
           1,590,000   Equity Residential Properties notes 6.63s, 2015 (R)                          1,584,864
           2,035,000   First Industrial LP med. term notes 7s, 2006                                 2,051,504
           1,235,000   First Industrial Realty Trust, Inc. notes 7.6s, 2007                         1,287,327
             630,000   Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006 (R)                613,771
             835,000   National Health Investors, Inc. bonds 7.3s, 2007 (R)                           867,156
           1,780,000   OMEGA Healthcare Investors, Inc. notes 6.95s, 2007                           1,746,607
              35,000   Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                 37,713
           1,015,000   Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                             1,051,834
              40,000   Tanger Properties Ltd. notes 8 3/4s, 2001 (R)                                   41,528
                                                                                               --------------
                                                                                                   11,960,884

Retail (0.2%)
-------------------------------------------------------------------------------------------------------------
              30,000   Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                    30,000
             975,000   Federated Department Stores sr. notes 8 1/2s, 2003                           1,062,263
              35,000   Johns Manville International Group sr. notes 10 7/8s, 2004                      38,850
              40,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                      43,400
              10,000   Specialty Retailers, Inc. company guaranty Ser. B, 8 1/2s, 2005                 10,300
              40,000   United Stationer 144A sr. sub. notes 8 3/8s, 2008                               40,200
              20,000   William Carter Co. 144A sr. sub. notes 12s, 2008                                21,600
              40,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                       40,700
                                                                                               --------------
                                                                                                    1,287,313

Satellite Services (--%)
-------------------------------------------------------------------------------------------------------------
              40,000   East Holdings Ltd. 144A sr. notes stepped-coupon zero %
                         (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                      30,000
             120,000   ICG Services, Inc. 144A sr. discount notes stepped-coupon
                         9 7/8s, (9 7/8s, 5/1/03), 2008 (STP)                                          74,250
              55,000   Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                    61,875
              45,000   Iridium LLC/Capital Corp. company guaranty Ser. A, 13s, 2005                    49,050
              30,000   Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                         (Mexico)                                                                      30,525
                                                                                               --------------
                                                                                                      245,700

Shipping (--%)
-------------------------------------------------------------------------------------------------------------
              20,000   International Shipholding Corp. sr. notes 7 3/4s, 2007                          19,800
              20,000   MC Shipping, Inc. 144A sr. notes 11 1/4s, 2008                                  20,000
              34,000   Viking Star Shipping sr. secd. notes 9 5/8s, 2003                               34,340
                                                                                               --------------
                                                                                                       74,140

Steel (--%)
-------------------------------------------------------------------------------------------------------------
              50,000   Ameristeel Corp. 144A sr. notes 8 3/4s, 2008                                    50,000
              60,000   Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                             59,400
              30,000   WHX Corp. 144A sr. notes 10 1/2s, 2005                                          30,450
                                                                                               --------------
                                                                                                      139,850

Specialty Consumer Products (--%)
-------------------------------------------------------------------------------------------------------------
              45,000   Coty Inc. Gtd. sr. sub. notes 10 1/4s, 2005                                     47,700
              50,000   Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                           48,688
                                                                                               --------------
                                                                                                       96,388

Telecommunications (1.3%)
-------------------------------------------------------------------------------------------------------------
              20,000   Antenna TV S.A. sr. notes 144A 9s, 2007 (Greece)                                20,000
              50,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                                       52,000
              30,000   Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                            30,600
              25,000   Call-Net Enterprises sr. disc. notes stepped-coupon zero %
                         (13 1/4s, 12/1/99), 2004 (STP)                                                23,375
             215,000   CellNet Data Systems, Inc. sr. disc. notes stepped-coupon zero %
                         (14s, 10/1/02), 2007 (STP)                                                   123,088
             105,000   Centennial Cellular Corp. sr. notes 10 1/8s, 2005                              117,075
              45,000   Centennial Cellular Corp. sr. notes 8 7/8s, 2001                                46,350
             475,000   Cia de Telecomunicaciones de Chile S.A. notes 7 5/8s, 2006
                         (Chile)                                                                      492,257
              40,000   Colt Telecommunications Group PLC sr. disc. notes stepped-
                         coupon zero % (12s, 12/15/01), 2006 (United Kingdom) (STP)                    31,800
           2,000,000   Colt Telecommunications Group PLC sr. notes 8 7/8s,
                         (United Kingdom)                                                           1,225,285
              30,000   Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                        31,200
              10,000   Consorcio Ecuatoiano notes 14s, 2002 (Ecuador)                                   9,700
              30,000   CTI Holdings S.A. 144A sr. notes stepped-coupon zero %
                         (11 1/2s, 4/15/03), 2008 (STP)                                                17,700
             150,000   Dial Call Communications, Inc. sr. disc. notes stepped-coupon
                         Ser. B, zero % (10 1/4s, 12/15/98), 2005 (STP)                               147,000
              15,000   E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                           17,700
              25,000   Echostar DBS Corp. company guaranty 12 1/2s, 2002                               28,125
              90,000   Econophone, Inc. 144A notes stepped-coupon zero %
                         (11s, 2/15/03), 2008 (STP)                                                    52,200
              20,000   Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                         (United Kingdom)                                                              21,900
              30,000   Facilicom International 144A sr. notes 10 1/2s, 2008                            30,900
              20,000   Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                 22,400
              25,000   FrontierVision Operating Partners L.P. sr. sub. notes 11s, 2006                 27,750
              30,000   IDT Corp. 144A sr. notes 8 3/4s, 2006                                           29,850
              70,000   Intercel, Inc. sr. disc. notes stepped-coupon zero %
                         (12s, 5/1/01), 2006 (STP)                                                     53,375
             200,000   Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                         Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                147,000
              15,000   Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                  15,600
              85,000   Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                  86,275
              50,000   IXC Communications, Inc. 144A sr. sub. notes 9s, 2008                           50,000
              85,000   Knology Holdings Inc. sr. disc. notes stepped-coupon zero %
                         (11 7/8s, 10/15/02), 2007 (STP)                                               49,300
              10,000   L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                   11,050
           2,250,000   LCI International, Inc. sr. notes 7 1/4s, 2007                               2,257,245
              40,000   Level 3 Communication, Inc. 144A sr. notes 9 1/8s, 2008                         39,600
              45,000   McCaw International Ltd sr. discount notes stepped coupon zero %
                         (13s, 4/15/02), 2007 (STP)                                                    31,050
              40,000   McLeod USA, Inc. 144A sr. notes 8 3/8s, 2008                                    40,600
             100,000   Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                    102,500
              20,000   MetroNet Communications Corp. sr. disc. notes stepped-coupon
                         zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                                13,800
             265,000   Millicom International Cellular S.A. sr. disc. notes stepped-coupon
                         zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                            208,025
              20,000   MJD Communications, Inc. 144A notes FRB, 10s, 2008                              20,175
              30,000   Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                         35,175
             170,000   NEXTEL Communications sr. disc. notes stepped-coupon zero %
                         (10.65s, 9/15/02), 2007 (STP)                                                113,900
             285,000   NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                         zero % (9 3/4s, 2/15/99), 2004 (STP)                                         274,313
             130,000   NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                         coupon zero % (9.95s, 2/15/03), 2008 (STP)                                    83,525
             100,000   NEXTLINK Communications, Inc. 144A sr. disc. notes stepped-
                         coupon zero % (9.45s, 4/15/03), 2008 (STP)                                    62,500
             150,000   NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                          160,500
              40,000   NTL Inc. 144A sr. notes stepped-coupon zero % (9 3/4s,
                         4/01/03), 2008 (STP)                                                          25,600
              20,000   Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                         (Poland)                                                                      20,450
              10,000   Netia Holdings B.V. 144A company guaranty stepped-coupon
                         zero % (11 1/4s, 11/1/02), 2007 (Poland) (STP)                                 7,050
              60,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                         65,250
              50,000   Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                        58,500
              75,000   Paging Network, Inc. sr. sub. notes 10s, 2008                                   78,000
              10,000   Powertel, Inc. sr. notes 11 1/8s, 2007                                          10,800
             110,000   Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                             126,775
              20,000   Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                       21,400
              50,000   Psinet, Inc. 144A sr. notes 10s, 2005                                           51,375
              55,000   Qwest Communications International Inc. sr. disc. notes stepped-
                         coupon zero % (9.47s, 10/15/02), 2007 (STP)                                   39,463
             100,000   RCN Corp. sr. disc. notes stepped-coupon zero % (11 1/8s,
                         10/15/02), 2007 (STP)                                                         66,250
              40,000   RSL Communications, Ltd. 144A sr. disc. notes stepped-coupon
                         zero % (10 1/8s, 3/1/03), 2008 (STP)                                          25,000
              30,000   RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                            30,000
              20,000   Telesystem International Wireless Inc. sr. disc. notes stepped-
                         coupon Ser. C, zero % (10 1/2s, 11/1/02), 2007 (STP)                          12,700
              15,000   Transtel S.A. 144A pass through Certificates 12 1/2s, 2007
                         (Colombia)                                                                    14,700
             125,000   UIH Australia/Pacific sr. disc. notes stepped-coupon Ser. D,
                         zero % (14s, 5/15/01), 2006 (Australia) (STP)                                 85,000
             125,000   WinStar Equipment Corp. company guaranty 12 1/2s, 2004                         140,000
              15,000   Wireless One, Inc. sr. notes 13s, 2003                                           3,563
           2,555,000   WorldCom, Inc. notes 7 3/4s, 2007                                            2,755,695
                                                                                               --------------
                                                                                                   10,091,334

Textiles (--%)
-------------------------------------------------------------------------------------------------------------
              60,000   Day International Group, Inc. 144A sr. sub. notes 9 1/2s, 2008                  60,600
              10,000   GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                  10,450
              10,000   Glenoit Corp. company guaranty 11s, 2007                                        10,800
              15,000   Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                           15,450
              40,000   Polymer Group, Inc. 144A sr. sub.notes 8 3/4s, 2008                             40,700
              40,000   Polysindo International Finance company guaranty 11 3/8s,
                         2006 (Indonesia)                                                              24,000
              40,000   Tultex Corp. sr. notes 10 5/8s, 2005                                            41,100
                                                                                               --------------
                                                                                                      203,100

Transportation (1.7%)
-------------------------------------------------------------------------------------------------------------
              20,000   Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                         22,050
           1,690,000   Burlington Northern Santa Fe notes 6 3/8s, 2005                              1,684,153
           1,340,000   Burlington Northern Santa Fe Corp. bonds 6 7/8s, 2027                        1,310,922
              30,000   Calair LLC 144A company guaranty 8 1/8s, 2008                                   29,775
              60,000   Canadian Airlines Corp. sec. 10s, 2005 (Canada)                                 60,600
              70,000   Cathay International Ltd. 144A sr. notes 13s, 2008                              70,175
               5,000   Chemical Leaman Corp. sr. notes 10 3/8s, 2005                                    5,300
              30,000   Consorcio/MCII Holdings sec. notes stepped-coupon zero %
                         (12s, 11/15/98), 2002 (STP)                                                   27,450
             520,000   Continental Airlines pass thru cert. Ser. 97CI, 7.42s, 2007                    537,503
           1,295,000   Continental Airlines, Inc. pass-through certificates Ser. 981C,
                         6.541s, 2009                                                               1,288,007
           1,130,000   CSX Corp. deb. 7.95s, 2027                                                   1,275,341
              35,000   Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003
                         (Greece)                                                                      35,875
              30,000   Hermes Europe Railtel sr. notes 11 1/2s 2007                                    33,900
              45,000   International Shipholding Corp. sr. notes 9s, 2003                              46,181
              50,000   Kitty Hawk, Inc. company guaranty 9.95s, 2004                                   52,500
           1,330,000   Norfolk Southern Corp. bonds 7.8s, 2027                                      1,494,667
           1,755,000   Norfolk Southern Corp. bonds 7.05s, 2037                                     1,849,823
               5,000   TFM S.A. de C.V. company guaranty 10 1/4s, 2007                                  5,100
              25,000   TFM S.A. de C.V. company guaranty stepped-coupon zero %
                         (11 3/4s, 6/15/02), 2009 (STP)                                                16,844
           3,300,000   Wisconsin Central Transportation Corp. notes 6 5/8s, 2008                    3,263,469
                                                                                               --------------
                                                                                                   13,109,635

Utilities (2.4%)
-------------------------------------------------------------------------------------------------------------
              25,000   AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                        23,500
           1,005,000   Arizona Public Service Co. sr. notes 6 3/4s, 2006                            1,022,427
           1,135,000   California Energy Corp. disc. notes 10 1/4s, 2005                            1,217,742
              30,000   Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                  29,400
           1,005,000   CMS Energy Corp. pass through certificates 7s, 2005                            963,825
             495,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                                        511,924
             610,000   Connecticut Light & Power Co. 1st mtge. Ser. C,
                         7 3/4s, 2002                                                                 623,072
           1,065,000   Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                 1,085,885
             305,000   Edison Mission Energy 144A company guaranty 7.33s, 2008                        319,259
           1,354,000   EIP Funding-Public Service Co. of New Mexico deb.
                         10 1/4s, 2012                                                              1,579,265
           1,910,000   El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                          1,946,137
              25,000   El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                               27,747
             775,000   Enersis S.A. notes 6.6s, 2026 (Chile)                                          761,407
              20,000   Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                       19,100
              23,000   First PV Funding deb. 10.15s, 2016                                              24,021
             790,000   Illinova Corp. sr. notes 7 1/8s, 2004                                          808,533
           1,005,000   Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)             1,028,648
             563,920   Midland Cogeneration Ventures LP deb. 10.33s, 2002                             608,307
              35,000   Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                41,853
              80,000   Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                          81,261
             296,872   Northeast Utilities System notes Ser. A, 8.58s, 2006                           302,234
             685,333   Northeast Utilities System notes Ser. B, 8.38s, 2005                           697,799
           1,685,000   Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                      1,779,983
           1,300,000   Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                       1,319,019
           1,360,000   Texas Utilities Electric Capital Trust V company guaranty
                         8.175s, 2037                                                               1,395,469
           1,135,000   US West Capital Funding, Inc. company guaranty 6.95s, 2037                   1,197,249
                                                                                               --------------
                                                                                                   19,415,066
                                                                                               --------------
                       Total Corporate Bonds and Notes (cost $157,058,974)                     $  162,777,992

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (13.1%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

U.S. Government Agency Mortgage Obligations (8.3%)
-------------------------------------------------------------------------------------------------------------
         $ 6,306,538   Federal Home Loan Mortgage Corp. 5 1/2s, with due dates
                         from March 1, 2011 to April 1, 2011                                   $    6,091,674
                       Federal National Mortgage Association
             282,434     7.837s, May 1, 2025                                                          294,085
             522,304     7.143s, July 1, 2027                                                         529,486
                       Government National Mortgage Association
           5,859,229     8s, with due dates from June 15, 2026 to February 15, 2028                 6,078,953
           3,620,000     8s, TBA, May 25, 2028                                                      3,755,750
          12,927,825     7 1/2s, with due dates from June 15, 2026 to October 15, 2027             13,279,710
           1,822,163     7 3/8s, with due dates from June 20, 2022 to June 20, 2023                 1,869,139
           1,331,728     7 1/8s, July 20, 2023                                                      1,365,854
          14,957,073     7s, with due dates from July 20, 2024 to February 15, 2028                15,175,703
           3,710,000     7s, TBA, May 15, 2028                                                      3,754,038
           2,937,530     6 1/2s, with due dates from March 15, 2026 to March 15, 2026               2,910,888
           5,815,000     6 1/2s, TBA, June 15, 2028                                                 5,762,258
           1,299,068     6s, with due dates from May 20, 2024 to July 20, 2024                      1,331,308
           3,669,250     5 1/2s, April 15, 2028                                                     3,680,716
                                                                                               --------------
                                                                                                   65,879,562

U.S. Treasury Obligations (4.8%)
-------------------------------------------------------------------------------------------------------------
                       U.S. Treasury Notes
           9,735,000     6 1/8s, August 15, 2007                                                    9,998,137
           2,110,000     5 7/8s, September 30, 2002 (SEG)                                           2,125,487
           5,295,000     5 5/8s, December 31, 2002                                                  5,284,251
           5,884,000     5 1/2s, March 31, 2003                                                     5,845,401
           2,210,000     5 1/2s, February 28, 2003                                                  2,194,464
           4,540,000     5 1/2s, January 31, 2003                                                   4,508,084
           8,410,000     5 1/2s, March 31, 2000                                                     8,395,535
                                                                                               --------------
                                                                                                   38,351,359
                                                                                               --------------
                       Total U.S. Government and Agency Obligations
                         (cost $105,869,090)                                                   $  104,230,921

FOREIGN GOVERNMENT BONDS AND NOTES (2.5%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
DEM        6,510,000   Germany (Federal Republic of) bonds Ser. 98,
                         5 5/8s, 2028                                                          $    3,671,053
DEM        1,990,000   Germany (Federal Republic of) Unity Fund bonds
                         8s, 2002                                                                   1,236,892
USD          955,000   Korea (Republic of) unsub. 8 7/8s, 2008                                        939,262
USD          775,000   Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                809,643
USD          905,000   Russia (Government of) deb. principal loans FRB
                         6.719s, 2020 (POR)                                                           572,413
ZAR       14,527,000   South Africa (Republic of) bonds Ser. 153, 13s, 2010                         2,870,917
GBP        5,492,000   United Kingdom Treasury bonds 7 1/4s, 2007                                  10,128,434
                                                                                               --------------
                       Total Foreign Government Bonds and Notes
                         (cost $19,844,158)                                                    $   20,228,614


CONVERTIBLE BONDS AND NOTES (3.0%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

Aerospace and Defense (0.1%)
-------------------------------------------------------------------------------------------------------------
      $      350,000   SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                             $      374,500

Automotive (--%)
-------------------------------------------------------------------------------------------------------------
              55,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                  35,475
             200,000   Magna International cv. sub. deb. 5s, 2002                                     265,000
                                                                                               --------------
                                                                                                      300,475

Biotechnology (0.1%)
-------------------------------------------------------------------------------------------------------------
             313,000   Centocor, Inc. 144A cv. sub. notes 4 3/4s, 2005                                335,301

Broadcasting (--%)
-------------------------------------------------------------------------------------------------------------
             200,000   Scandinavian Broadcasting System S.A. 144A cv. sub. 7s, 2004
                         (Luxembourg)                                                                 246,750

Business Equipment and Services (--%)
-------------------------------------------------------------------------------------------------------------
             200,000   U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                      168,000

Computer Services and Software (0.3%)
-------------------------------------------------------------------------------------------------------------
             118,000   EMC Corp. cv. sub. notes 3 1/4s, 2002                                          248,243
             330,000   Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                 269,775
             500,000   Network Associates, Inc. 144A cv. sub. deb. zero %, 2018                       233,750
             460,000   System Software Associates, Inc. cv. sub. notes 7s, 2002                       392,725
           2,590,000   Western Digital Corp. 144A cv. sub. deb. zero %, 2018                          968,013
             250,000   Xilinx, Inc. cv. sub. notes 5 1/4s, 2002                                       265,625
                                                                                               --------------
                                                                                                    2,378,131

Computers (0.2%)
-------------------------------------------------------------------------------------------------------------
             500,000   Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                       730,625
             650,000   Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                    613,438
             150,000   Synoptics Communications Inc. 144A cv. sub. deb. 5 1/4s, 2003                  141,375
                                                                                               --------------
                                                                                                    1,485,438

Conglomerates (0.1%)
-------------------------------------------------------------------------------------------------------------
             100,000   Dart & Kraft Finance N.V. cv. company guaranty Ser. WW,
                         7 3/4s, 1998                                                                 389,125
             225,000   Hexcel Corp. cv. sub. notes 7s, 2003                                           417,938
             150,000   Thermo Electron Corp. 144A cv. subordinated 4 1/4s, 2003                       171,938
                                                                                               --------------
                                                                                                      979,001

Consumer Durable Goods (0.1%)
-------------------------------------------------------------------------------------------------------------
           1,120,000   Sunbeam Corp. 144A cv. sr. sub. notes 1.862s, 2018                             351,400

Consumer Non Durables (0.1%)
-------------------------------------------------------------------------------------------------------------
             350,000   Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                           308,000

Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------
             275,000   Aker Maritime cv. 5 1/4s, 2002                                                 324,500
             140,000   America Online, Inc. 144A cv. sub. notes 4s, 2002                              241,850
             500,000   Boston Chicken, Inc. cv. notes Liquid Yield Option Note
                         (LYON) zero %, 2015                                                           44,375
             320,000   Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004                                113,600
             280,000   CKE Restaurants, Inc. 144A cv. sub. notes 4 1/4s, 2004                         269,150
             350,000   Fine Host Corp. 144A cv. sub. notes 5s, 2004                                   244,563
             150,000   Loews Corp. cv. sub. notes 3 1/8s, 2007                                        152,250
             550,000   Pharmaceutical Marketing Services Inc. 144A cv. deb.
                         6 1/4s, 2003                                                                 522,500
                                                                                               --------------
                                                                                                    1,912,788

Electronics and Electrical Equipment (0.4%)
-------------------------------------------------------------------------------------------------------------
             530,000   Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                 461,100
             150,000   Integrated Process Equipment Corp. 144A cv. sub. notes
                         6 1/4s, 2004                                                                 133,125
             350,000   Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                             292,250
             350,000   Lam Research Corp. 144A cv. sub. notes 5s, 2002                                299,688
             100,000   Lernout & Hauspie Speech Products N.V. 144A cv. sub. notes
                         8s, 2001 (Belgium)                                                           627,000
             256,000   Micron Technology, Inc. cv. sub. notes 7s, 2004                                246,080
              10,000   National Semiconductor Corp. 144A cv. deb. 6 1/2s, 2002                          9,625
             100,000   Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                          89,000
              15,000   Photronics, Inc. cv. sub. notes 6s, 2004                                        21,975
             184,000   SCI Systems, Inc. cv. sub. notes 5s, 2006                                      327,520
             150,000   Solectron Corp. 144A cv. sub. notes 6s, 2006                                   216,188
             340,000   Thermo Instrument Systems, Inc. 144A cv. deb. 4 1/2s, 2003                     350,625
             282,000   Thermo Optek Corp. 144A cv. bonds 5s, 2000                                     361,313
                                                                                               --------------
                                                                                                    3,435,489

Entertainment (--%)
-------------------------------------------------------------------------------------------------------------
             400,000   Time Warner, Inc. cv. sr. notes LYON zero %, 2013                              244,000

Environmental Control (0.1%)
-------------------------------------------------------------------------------------------------------------
             255,000   Thermo Terratech, Inc. 144A cv. sub. deb. 4 5/8s, 2003                         232,369
             350,000   USA Waste Services, Inc. cv. sub. notes 4s, 2002                               434,438
                                                                                               --------------
                                                                                                      666,807

Health Care (0.3%)
-------------------------------------------------------------------------------------------------------------
             700,000   Alza Corp. cv. sub. LYON zero %, 2014                                          441,000
             160,000   HEALTHSOUTH Corp. 144A cv. sub. notes 3 1/4s, 2003                             167,200
             200,000   Integrated Health Services cv. sr. sub. deb 5 3/4s, 2001                       235,000
             300,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                      288,750
             175,000   PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                     144,594
             300,000   Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                      388,500
             200,000   Renal Treatment Centers, Inc. 144A cv. sub. notes 5 5/8s, 2006                 259,000
             110,000   Tenet Health Care Corp. cv. sub. notes 6s, 2005                                101,200
             200,000   U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb. 9s, 2003                 148,000
             200,000   Uromed Corp. 144A cv. sub. notes 6s, 2003                                       86,750
                                                                                               --------------
                                                                                                    2,259,994
Insurance and Finance (0.1%)
-------------------------------------------------------------------------------------------------------------
             200,000   Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                369,750
             625,000   Mutual Risk Management 144A cv. sub. deb. zero %, 2015                         452,344
                                                                                               --------------
                                                                                                      822,094

Medical Supplies and Devices (--%)
-------------------------------------------------------------------------------------------------------------
             250,000   Thermo Instrument Systems, Inc. cv. company guaranty
                         Ser. RG, 4s, 2005                                                            260,313

Metals and Mining (--%)
-------------------------------------------------------------------------------------------------------------
             200,000   Quanex Corp. cv. sub. deb. 6.88s, 2007                                         210,000

Oil and Gas (0.2%)
-------------------------------------------------------------------------------------------------------------
             270,000   Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                              272,363
             350,000   Offshore Logistics, Inc. cv. sub. notes 6s, 2003                               406,875
             150,000   Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                146,625
             290,000   Pennzoil Co. cv. deb. 4 3/4s, 2003                                             410,350
             100,000   Pride International, Inc. cv. sub. deb. 6 1/4s, 2006                           202,000
             350,000   Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                   345,188
                                                                                               --------------
                                                                                                    1,783,401

Paper and Forest Products (0.1%)
-------------------------------------------------------------------------------------------------------------
              25,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                         (United Kingdom)                                                              26,125
             150,000   APP Global Finance Ltd. 144A cv. company guaranty
                         3 1/2s, 2003                                                                 150,188
             300,000   Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                          416,625
                                                                                               --------------
                                                                                                      592,938

Pharmaceuticals (0.1%)
-------------------------------------------------------------------------------------------------------------
             100,000   Nabi, Inc. 144A cv. sub. notes 6 1/2s, 2003                                     64,000
             300,000   Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010
                         (Switzerland)                                                                168,750
             275,000   Sandoz Capital BVI Ltd. 144A cv. company guaranty 2s, 2002
                         (Switzerland)                                                                426,250
             300,000   Sepracor, Inc. 144A cv. sub. deb. 6 1/4s, 2005                                 358,875
                                                                                               --------------
                                                                                                    1,017,875

Publishing (--%)
-------------------------------------------------------------------------------------------------------------
             750,000   Hollinger, Inc. cv. LYON zero %, 2013                                          305,625

Real Estate (--%)
-------------------------------------------------------------------------------------------------------------
             150,000   Malan Realty Investors cv. sub. notes 9 1/2s, 2004 (R)                         154,125

Retail (0.2%)
-------------------------------------------------------------------------------------------------------------
             220,000   Federated Department Stores, Inc. cv. notes 5s, 2003                           325,600
             275,000   Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                   429,000
             180,000   Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                              178,425
             440,000   Office Depot, Inc. cv. LYON zero %, 2007                                       433,950
              88,000   Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                               190,410
                                                                                               --------------
                                                                                                    1,557,385

Satellite Services (--%)
-------------------------------------------------------------------------------------------------------------
             200,000   Gilat Satellite Networks Ltd. cv. sub. notes 6 1/2s, 2004 (Israel)             221,750

Telecommunications (0.1%)
-------------------------------------------------------------------------------------------------------------
             200,000   Inacom Corp. cv. sub. deb. 4 1/2s, 2004                                        218,250
             250,000   MIDCOM Communications, Inc. 144A cv. sub. deb. 8 1/4s,
                         2003 (In default) (NON)                                                       43,750
             800,000   Rogers Communications cv. deb. 2s, 2005                                        480,000
                                                                                               --------------
                                                                                                      742,000

Transportation (0.1%)
-------------------------------------------------------------------------------------------------------------
             200,000   British Airport Authority 144A cv. bonds 5 3/4s, 2006
                         (United Kingdom)                                                             400,444
             250,000   Continental Airlines, Inc. cv. sub. deb. 6 3/4s, 2006                          505,938
                                                                                               --------------
                                                                                                      906,382
                                                                                               --------------
                       Total Convertible Bonds and Notes (cost $21,917,637)                    $   24,019,962

CONVERTIBLE PREFERRED STOCKS (2.2%) (a)
NUMBER OF SHARES                                                                                        VALUE

Automotive (--%)
-------------------------------------------------------------------------------------------------------------
               4,800   Federal-Mogul Corp. 144A $3.50 cv. cum. pfd.                            $      345,600

Basic Industrial Products (0.1%)
-------------------------------------------------------------------------------------------------------------
               2,400   Case Corp. $4.50 cv. cum. pfd.                                                 353,100
              10,900   Ingersoll-Rand Co. $0.195 cv. pfd.                                             223,450
                                                                                               --------------
                                                                                                      576,550

Broadcasting (0.1%)
-------------------------------------------------------------------------------------------------------------
               2,000   Chancellor Media Corp. $3.50 cv. pfd.                                          262,250
               3,650   Evergreen Media Corp. 144A $3.00 cv. pfd.                                      359,069
               4,100   Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                  262,656
                                                                                               --------------
                                                                                                      883,975

Computer Services and Software (0.1%)
-------------------------------------------------------------------------------------------------------------
               7,800   Vanstar Financial Trust Corp. 144A $3.375 cv. cum. pfd.                        312,975
               9,828   Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                 562,653
                                                                                               --------------
                                                                                                      875,628

Conglomerates (--%)
-------------------------------------------------------------------------------------------------------------
              16,000   Cooper Industries, Inc. $0.81 cv. pfd.                                         284,000

Consumer Non Durables (--%)
-------------------------------------------------------------------------------------------------------------
              10,600   DIMON, Inc. $3.25 cv. pfd.                                                     178,875

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------
               6,400   Cendant Corp. $0.65 cv. pfd.                                                   224,000
               5,500   Metromedia International Group, Inc. $3.625 cv. cum. pfd.                      352,688
                                                                                               --------------
                                                                                                      576,688

Electronics and Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------
               6,300   Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                        330,750
               9,800   Sensormatic Electronics Corp. 144A $1.625 cv. pfd.                             252,350
                                                                                               --------------
                                                                                                      583,100

Food and Beverages (--%)
-------------------------------------------------------------------------------------------------------------
               5,500   Dole Food Co., Inc. $2.74 cv. pfd. (7.00%)                                     229,625

Hospital Management and Medical Services (--%)
-------------------------------------------------------------------------------------------------------------
              15,823   MedPartners, Inc. $6.50 cv. pfd.                                               208,666

Insurance and Finance (0.8%)
-------------------------------------------------------------------------------------------------------------
               3,100   Aetna Inc. $6.25 cv. pfd.                                                      243,350
               3,550   Ahmanson (H.F.) & Co. $3.00 cv. cum. pfd.                                      559,791
               5,242   American General Delaware Corp. $3.00 cv. cum. pfd.                            445,570
               6,300   CalEnergy Capital Trust $3.125 cv. cum. pfd.                                   378,788
               1,700   CalEnergy Capital Trust 144A $3.125 cv. cum. pfd.                              102,213
               4,000   CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                        232,000
               4,500   Devon Financing Trust $3.25 cv. pfd.                                           312,750
               7,123   Finova Finance Trust $2.75 cv. cum. pfd.                                       557,375
               5,000   Mandatory Common Exchange Trust (The) $3.625 cv. pfd.                          230,000
               4,700   Matewan Bancshares, Inc. Ser. A, $3.75 cv. cum. pfd.                           138,650
               4,700   Newell Financial Trust 144A $2.625 cv. cum. pfd.                               271,425
               5,300   Penncorp Financial Group, Inc. 144A $3.50 cv. cum. pfd.                        252,081
              28,475   Philadelphia Consolidated Holding Corp. $0.5346 cv. pfd.                       261,614
               6,300   Protective Life Corp. $3.25 cv. cum. pfd.                                      393,750
               7,300   Sovereign Bancorp Inc. $3.125 cv. cum. pfd.                                    992,800
               4,750   St. Paul Capital LLC $3.00 cv. cum. pfd.                                       346,750
               5,000   Timet Capital Trust I 144A $3.312 cv. pfd.                                     231,563
               5,500   Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                               415,250
                                                                                               --------------
                                                                                                    6,365,720

Medical Supplies and Devices (--%)
-------------------------------------------------------------------------------------------------------------
               2,800   Mckesson Corp. $2.50 cv. pfd.                                                  270,900

Metals and Mining (0.1%)
-------------------------------------------------------------------------------------------------------------
              15,900   Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                               365,700
               1,575   Titanium Metals Corp. $3.313 cv. pfd.                                           72,942
                                                                                               --------------
                                                                                                      438,642

Oil and Gas (0.1%)
-------------------------------------------------------------------------------------------------------------
                 235   Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                11,662
               5,986   Neuvo Energy Ser. A, $2.875 cv. pfd.                                           281,342
               7,750   Tosco Financing Trust 144A $2.875 cv. pfd.                                     480,500
                                                                                               --------------
                                                                                                      773,504

Paper and Forest Products (0.1%)
-------------------------------------------------------------------------------------------------------------
               9,300   International Paper Co. $2.625 cv. pfd.                                        502,200

REIT's (Real Estate Investment Trust) (0.1%)
-------------------------------------------------------------------------------------------------------------
              15,900   Equity Residential Property Ser. E, $1.75 cv. pfd.                             433,275
               8,300   Insignia Financial Group, Inc. 144A $3.25 cv. pfd.                             447,163
                                                                                               --------------
                                                                                                      880,438

Retail (0.2%)
-------------------------------------------------------------------------------------------------------------
               8,000   Ann Taylor Finance Trust $4.25 cv. cum. pfd.                                   404,000
              14,300   K mart Financing $3.875 cv. pfd.                                               940,225
                                                                                               --------------
                                                                                                    1,344,225

Telecommunications (0.1%)
-------------------------------------------------------------------------------------------------------------
               4,150   AirTouch Communications, Inc. Ser. C, $2.125 cv. cum. pfd.                     318,772
               5,000   Tele-Communications (TCI Group) Ser. A, $2.125 cv. pfd.                        341,875
               5,780   US West, Inc. Ser. D, $2.25 cv. cum. pfd.                                      440,725
                                                                                               --------------
                                                                                                    1,101,372

Transportation (0.1%)
-------------------------------------------------------------------------------------------------------------
               5,100   Hvide Capital Trust 144A $3.25 cv. pfd.                                        238,425
               7,814   Union Pacific 144A $3.125 cv. cum. pfd.                                        414,142
                                                                                               --------------
                                                                                                      652,567

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------
               6,000   El Paso Energy Capital Trust $2.375 cv. pfd.                                   315,375
                                                                                               --------------
                       Total Convertible Preferred Stocks (cost $15,005,192)                   $   17,387,650

COLLATERALIZED MORTGAGE OBLIGATIONS (3.0%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
       $     733,879   Chase Mortgage Finance Corp. Ser. 93-3, Class B13, 7.461s               $      603,520
                       Commercial Mortgage Acceptance Corp.
           1,655,000     Ser. 97-ML1, Class A3, 6.57s, December 15, 2007                            1,674,912
             605,000     Ser. 97-ML1, Class A2, 6.53s, June 15, 2007                                  612,563
             540,000     Ser. 97-ML1, Class D, 7.11s, December 15, 2030                               541,519
                       First Union-Lehman Brothers Commercial Mortgage Ser. 97-C2,
           1,405,000     Class A3, 6.65s, December 18, 2007                                         1,426,295
             885,000     Class D, 7.12s, November 18, 2012                                            883,202
                       GMAC Commercial Mortgage Securities Inc.
           1,190,000     7.153s, May 15, 2030                                                       1,195,392
             758,000     6.7s, May 15, 2030                                                           775,529
           1,700,000     6.44s, May 15, 2030                                                        1,715,937
           1,048,771     Ser. 97-C2, Class A1, 6.45s, December 15, 2004                             1,059,259
                       Housing Securities Inc.
             430,218     Ser. 91-B, Class B6, 9s, August 25, 2006                                     431,159
             464,598     Ser. 93-F, Class F9M2, 7s, September 25, 2023                                455,161
             175,636     Ser. 93-J, Class J4, 6.66s, January 25, 2009                                 166,086
              79,834     Ser. 93-J, Class J5, 6.66s, January 25, 2009                                  67,285
             141,646     Ser. 94-1, Class AB1, 6 1/2s, March 25, 2009                                 132,704
             388,000   Merrill Lynch Mortgage Investors, Inc. Ser. 98-C2, Class D, 6.96s,
                         February 15, 2030                                                            388,000
             545,000   Morgan Stanley Capital I Ser. 96-WF1, Class A2, 7.218s,
                         January 16, 2006                                                             563,564
                       Prudential Home Mortgage Securities
             630,507     Ser. 94-A, Class 4B, 7 1/2s, June 25, 2007                                   582,234
             707,008     Ser. 94-D, Class B4, 6.312s, August 28, 2009                                 669,006
                       Prudential Home Mortgage Securities 144A
             706,869     Ser. 92-25, Class B3, 8s, August 25, 2022
                         (In default) (NON)                                                           690,081
           2,024,490     Ser. 93-D, Class 2B, 7.105s, June 28, 2023                                 2,028,919
           1,025,080     Ser. 93-E, Class 5B, 7.394s, July 28, 2023                                   845,691
             183,735     Ser. 94-31, Class B3, 8s, November 25, 2009                                  182,702
           2,139,570     Ser. 94-A, Class 4B, 6.803s, April 28, 2024                                2,096,779
             507,381     Ser. 94-D, Class 3B, 6.311s, August 28, 2009                                 492,874
           1,816,139     Ser. 95-C, Class 1B1, 7.226s, October 28, 2001                             1,708,974
           1,661,105   Securitized Asset Sales, Inc. Ser. 93-J, Class 2B, 6.808s,
                         November 28, 2023                                                          1,638,784
                                                                                               --------------
                       Total Collateralized Mortgage Obligations
                         (cost $22,052,486)                                                    $   23,628,131

ASSET-BACKED SECURITIES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
       $   1,340,000   Green Tree Financial Corp. Ser. 98-2, Class A5, 6.24s, 2016             $    1,337,697
           2,002,628   Green Tree Recreational Equipment & Cons Ser. 97-B,
                         Class A1, 6.55s, 2028                                                      2,013,262
           1,307,212   Green Tree Recreational Equipment & Cons. Ser. 98-A,
                         Class A1C, 6.18s, 2019                                                     1,305,579
           7,525,000   Lehman Manufactured Housing Ser. 98-1, Class 1IO,
                         .81986s, 2028                                                                376,250
                                                                                               --------------
                       Total Asset-Backed Securities (cost $5,045,899)                         $    5,032,788

MUNICIPAL BONDS AND NOTES (0.2%) (a)(cost $1,205,000)
PRINCIPAL AMOUNT                                                                 RATING(RAT)            VALUE
-------------------------------------------------------------------------------------------------------------
       $   1,205,000   NJ Econ. Dev. Auth. Municipal Bond Investors
                         Assurance Corp.  Rev. Bonds,
                         Ser. A, 7.425s, 2/15/29                                  Aaa          $    1,314,691

BRADY BONDS (0.9%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
       $   2,908,000   Argentina (Republic of) Ser. L-GP, stepped-coupon
                         5 3/4s, (6s, 3/31/99). 2023 (STP)                                     $    2,210,080
           2,012,000   Peru (Government of) 144A Ser. PDI 4s, 2017                                  1,368,160
           1,441,000   Philippines (Government of) bonds Ser. PDI,
                         stepped-coupon 4s (5s, 10/1/98). 2014 (STP)                                1,271,683
           2,450,000   United Mexican States sec. Ser. B, 6 1/4s, 2019                              2,064,125
                                                                                               --------------
                       Total Brady Bonds (cost $7,012,543)                                     $    6,914,048

PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
               1,036   AmeriKing, Inc. $3.25 pfd. (PIK)                                        $       27,972
                   6   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                                            153
                 106   Capstar Broadcasting Inc. 144A $12.00 pfd.                                      12,455
                 455   Chancellor Media Corp. $12.00 pfd. (PIK)                                        55,510
                 315   Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                   17,010
               1,002   CSC Holdings Inc. Ser. M, $11.125 cum. (PIK)                                   115,481
                  15   Echostar Communications, Inc. $12.125 pfd.                                      16,763
              55,000   Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                          57,200
               1,260   Nextlink Communications, Inc. 144A $7.00 pfd.                                   76,230
               1,110   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                              129,870
                 210   Time Warner Inc. Ser. M, $10.25 pfd.                                           236,775
                                                                                               --------------
                       Total Preferred Stocks (cost $696,361)                                  $      745,419

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------
                  80   Allegiance Telecom Inc. units sr. disc. notes
                         stepped-coupon zero %, (11 3/4s, 2/15/03), 2008 (STP)                 $       44,800
                  30   Club Regina, Inc. 144A units 13s, 2004                                          32,175
                 120   Diva Systems Corp. 144A units stepped-coupon zero %
                         (12 5/8s, 3/1/03), 2008 (STP)                                                 65,400
                 145   DTI Holdings Inc. units stepped-coupon zero %
                         (12 1/2s, 3/1/03), 2008 (STP)                                                 83,375
                  80   KMC Telecom Holdings, Inc. units stepped-coupon zero %
                         (12 1/2s, 2/15/03), 2008 (STP)                                                47,600
                  90   Long Distance International Inc. 144A units 12 1/4s, 2008                       91,800
                  60   Pathnet, Inc. 144A units 12 1/4s, 2008                                          61,725
                  90   Rhythms Netconnections 144A units stepped-coupon zero %
                         (13 1/2s, 5/15/03), 2008 (STP)                                                46,800
                  10   Stone Container Corp. units sr. sub. 12 1/4s, 2002                              10,300
                  50   Transamerican Refining units 16s, 2003                                          53,375
                                                                                               --------------
                       Total Units (cost $521,368)                                             $      537,350

WARRANTS (--%) (a) (NON)                                                          EXPIRATION
NUMBER OF WARRANTS                                                                DATE                  VALUE
-------------------------------------------------------------------------------------------------------------
                 225   Cellnet Data Systems, Inc.                                 9/15/07      $       12,375
                  40   Colt Telecommunications Group PLC                          12/31/06              5,400
                  40   Esat Holdings, Inc. (Ireland)                              2/1/07                1,400
                 748   Fitzgeralds Gaming Co.                                     12/19/98                  7
                  40   Globalstar Telecom 144A                                    2/15/04               5,800
                 150   Intermedia Communications                                  6/16/00              20,250
                  85   Knology Holdings Inc. 144A                                 10/15/07                 43
                 900   Louisiana Casino Cruises, Inc. 144A                        12/1/98              47,700
                  45   McCaw International Ltd.                                   4/15/07                  14
                 125   UIH Australia/Pacific, Inc. 144A                           5/15/06               1,875
                                                                                               --------------
                       Total Warrants (cost $13,507)                                           $       94,864

SHORT-TERM INVESTMENTS (2.5%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
TRL   217,990,000,000  Turkey Treasury bills zero %, June 4, 1998                              $      802,334
TRL 1,462,800,000,000  Turkey Treasury bills zero %, June 17, 1998                                    528,615
         $ 18,785,000  Interest in $500,000,000 joint repurchase agreement dated April 30, 1998 with Lehman Brothers Inc.
                         due May 1, 1998 with respect to various
                         U.S. Treasury obligations -- maturity value of
                         $18,787,875 for an effective yield of 5.51%                               18,787,875
-------------------------------------------------------------------------------------------------------------
                       Total Short-Term Investments (cost $20,021,819)                         $   20,118,824
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $694,651,818) (b)                               $  797,256,086
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $794,616,220.

(RAT) The Moody's rating indicated is believed to be the most recent rating available at April 30, 1998 for the security listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 1998.

(b)   The aggregate identified cost on a tax basis is $695,171,683, resulting in gross unrealized appreciation and depreciation of $109,592,648 and $7,508,245, respectively, or net unrealized appreciation of
      $102,084,403.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 1998.

(CUS) This entity provides subcustodian services to the fund.

(R)   Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds and Floating Rate Notes are the current interest rates shown at April 30,
      1998, which are subject to change based on the terms of the security.




----------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1998 (Unaudited)
(aggregate face value $20,223,228)
                                                                             Unrealized
                                               Aggregate Face  Delivery     Appreciation/
                                Market Value       Value         Date      (Depreciation)
----------------------------------------------------------------------------------------------

Australian Dollars              $     70,299    $    71,025     6/17/98      $   (726)
Deutschemarks                     16,574,910     16,406,114     6/17/98       168,796
Mexican Peso                         505,788        477,339     5/11/98        28,449
Mexican Peso                         407,465        381,870     5/12/98        25,595
New Zealand Dollar                 1,605,095      1,627,640     6/17/98       (22,545)
South Korean Won                   1,385,912      1,259,240     3/11/98       126,672
----------------------------------------------------------------------------------------------
                                                                             $326,241
----------------------------------------------------------------------------------------------






Forward Currency Contracts to Sell at April 30, 1998 (Unaudited)
(aggregate face value $37,137,592)
                                                                             Unrealized
                                    Market     Aggregate Face    Delivery    Appreciation/
                                    Value          Value          Date      (Depreciation)
----------------------------------------------------------------------------------------------

British Pounds                  $ 10,091,067    $ 9,904,056      6/17/98    $(187,011)
Deutschemarks                     22,648,671     22,470,093      6/17/98     (178,578)
New Zealand Dollar                 1,671,356      1,734,246      6/17/98       62,890
South African Rand                 3,001,575      3,029,197      6/17/98       27,622
----------------------------------------------------------------------------------------------
                                                                             $(275,077)
----------------------------------------------------------------------------------------------






Futures Contracts Outstanding at April 30, 1998 (Unaudited)
                                                                              Unrealized
                                               Aggregate Face  Expiration    Appreciation/
                                 Total Value        Value         Date      (Depreciation)
----------------------------------------------------------------------------------------------

U.S. Treasury Bonds
  20yr (Long)                   $  4,087,438    $ 4,116,698      Jun-98       $(29,260)
U.S. Treasury Bonds
  5yr (Short)                     29,727,141     29,721,546      Jun-98         (5,595)
Municipal Bond Index
  (Long)                           2,784,438      2,819,875      Jun-98        (35,437)
U.S. Treasury Bond
  10yr (Long)                     18,419,250     18,431,157      Jun-98        (11,907)
----------------------------------------------------------------------------------------------
                                                                              $(82,199)
----------------------------------------------------------------------------------------------






TBA Sales Commitments at April 30, 1998 (Unaudited)
( proceeds receivable $13,264,827)
                                                               Settlement           Market
Agency                                       Principal Amount     Date               Value
----------------------------------------------------------------------------------------------
GNMA 7.5s May 2039                              $ 7,310,000     20-May-98  $ 7,508,686
GNMA 7.5 June 2039                                5,616,000     18-Jun-98    5,768,643
----------------------------------------------------------------------------------------------
                                                                           $13,277,329
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $694,651,818) (Note 1)                                                $797,256,086
---------------------------------------------------------------------------------------------------
Cash                                                                                        856,634
---------------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                                5,733,123
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,441,852
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           31,341,176
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                              66,921
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                              440,025
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                            140,925
---------------------------------------------------------------------------------------------------
Total assets                                                                            837,276,742

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         25,100,989
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  473,901
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,149,721
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  132,651
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                14,093
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    873
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      241,392
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 388,861
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             1,771,686
---------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $13,264,827)                        13,277,329
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      109,026
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        42,660,522
---------------------------------------------------------------------------------------------------
Net assets                                                                             $794,616,220

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $658,368,115
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (866,000)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                           34,552,537
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                   102,561,568
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $794,616,220

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($660,376,155 divided by 57,039,303 shares)                                                  $11.58
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.58)*                                      $12.29
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($123,859,489 divided by 10,783,754 shares)**                                                $11.49
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,380,576 divided by 900,896 shares)                                                      $11.52
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.52)*                                      $11.94
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                               $12,387,804
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $12,566)                                                4,378,803
--------------------------------------------------------------------------------------------------
Total investment income                                                                 16,766,607

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         2,235,584
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             865,779
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           10,279
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,215
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      767,955
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      502,783
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       34,803
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     26,990
--------------------------------------------------------------------------------------------------
Registration fees                                                                            3,354
--------------------------------------------------------------------------------------------------
Auditing                                                                                    29,644
--------------------------------------------------------------------------------------------------
Legal                                                                                        4,160
--------------------------------------------------------------------------------------------------
Postage                                                                                     17,737
--------------------------------------------------------------------------------------------------
Other                                                                                        4,540
--------------------------------------------------------------------------------------------------
Total expenses                                                                           4,508,823
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (224,611)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             4,284,212
--------------------------------------------------------------------------------------------------
Net investment income                                                                   12,482,395
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Note 1 and 3)                                         34,516,537
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                            226,598
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                             (2,239,518)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                       202,247
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures, and
TBA sale commitments during the period                                                  31,734,027
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 64,439,891
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $76,922,286
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                            April 30        October 31
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 12,482,395       $ 22,489,324
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            32,503,617         56,330,359
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             31,936,274         24,816,482
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     76,922,286        103,636,165
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                             (11,797,485)       (19,923,868)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,530,448)        (1,699,007)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (155,686)          (173,862)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                             (45,036,591)       (31,157,500)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (6,565,946)        (2,267,224)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (655,356)          (234,795)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       106,665,471         93,039,915
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            117,846,245        141,219,824

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     676,769,975        535,550,151
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
and undistributed net investment income
of $866,000 and $135,224, respectively)                                                $794,616,220       $676,769,975
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                     Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.48           $10.67            $9.84            $8.68            $9.28            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .20              .42              .44              .45              .43              .45
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.00             1.46             1.01             1.17             (.49)             .99
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.20             1.88             1.45             1.62             (.06)            1.44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.40)            (.43)            (.46)            (.43)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.88)            (.67)            (.19)              --             (.11)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.10)           (1.07)            (.62)            (.46)            (.54)            (.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $11.58           $11.48           $10.67            $9.84            $8.68            $9.28
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          11.25*           18.87            15.31            19.32             (.61)           17.68
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $660,376         $585,624         $496,882         $468,725         $455,299         $551,391
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .56*            1.15             1.20             1.15             1.08             1.02
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.76*            3.73             4.28             4.93             4.92             5.06
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             56.91*          152.66           142.36           131.00           125.69           224.28
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid(c)                      $.0505           $.0512           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        April 30                                                        Feb. 1, 1994+
operating performance                          (Unaudited)                    Year ended October 31                to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.40           $10.60            $9.80            $8.67            $9.31
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .16              .35              .36              .38              .34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .99             1.45             1.00             1.15             (.60)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.15             1.80             1.36             1.53             (.26)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.18)            (.33)            (.37)            (.40)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.88)            (.67)            (.19)              --             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.06)           (1.00)            (.56)            (.40)            (.38)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.49           $11.40           $10.60            $9.80            $8.67
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           10.85*           18.11            14.36            18.25            (2.75)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $123,859          $82,759          $35,118          $10,073           $4,196
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .94*            1.90             1.97             1.91             1.34*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.40*            2.98             3.51             4.09             3.20*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              56.91*          152.66           142.36           131.00           125.69
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid(c)                                       $.0505           $.0512           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         April 30                                      Mar. 17, 1995+
operating performance                                           (Unaudited)            Year ended October 31       to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.44           $10.63            $9.82            $8.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .17              .36              .42              .25
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .99             1.47              .98              .90
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.16             1.83             1.40             1.15
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.20)            (.35)            (.40)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.88)            (.67)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.08)           (1.02)            (.59)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.52           $11.44           $10.63            $9.82
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            10.86*           18.41            14.76            13.13*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $10,381           $8,387           $3,551             $522
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .81*            1.65             1.72             1.09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.51*            3.23             3.74             2.76*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               56.91*          152.66           142.36           131.00
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid (c)                                                       $.0505           $.0512           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
April 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Balanced Retirement Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current return by investing in a diversified portfolio of equity and debt securities, with secondary objective of stability of principle.

The fund offers class A, class B, and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1998, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.650% of the first $500 million of average net assets, 0.550% of the next $500 million, 0.500% of the next $500 million, 0.450% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.390% of the next $5 billion and 0.380% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1998 fund expenses were reduced by $224,611 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $800 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, and class M shares respectively.

For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $151,532 and $4,738 from the sale of class A and class M shares, respectively and $74,086 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $2,227 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $329,481,295 and $311,312,425, respectively. Purchases and sales of U.S. government obligations aggregated $191,110,508 and $191,856,002, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         April 30, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,805,062      $64,641,520
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,931,952       42,444,239
------------------------------------------------------------
                                  9,737,014      107,085,759

Shares
repurchased                      (3,689,936)     (41,219,613)
------------------------------------------------------------
Net increase                      6,047,078      $65,866,146
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,967,018     $108,022,258
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,382,364       35,489,762
------------------------------------------------------------
                                 13,349,382      143,512,020

Shares
repurchased                      (8,922,742)     (97,565,460)
------------------------------------------------------------
Net increase                      4,426,640     $ 45,946,560
------------------------------------------------------------

                                        Six months ended
                                         April 30, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,936,149      $54,448,513
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       642,726        6,892,183
------------------------------------------------------------
                                  5,578,875       61,340,696

Shares
repurchased                      (2,053,618)     (22,374,945)
------------------------------------------------------------
Net increase                      3,525,257      $38,965,751
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,602,648      $71,376,745
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       313,305        3,282,332
------------------------------------------------------------
                                  6,915,953       74,659,077

Shares
repurchased                      (2,969,623)     (31,940,101)
------------------------------------------------------------
Net increase                      3,946,330      $42,718,976
------------------------------------------------------------

                                          Six months ended
                                           April 30, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         249,997       $2,766,195
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        71,874          772,788
------------------------------------------------------------
                                    321,871        3,538,983

Shares
repurchased                        (154,327)      (1,705,409)
------------------------------------------------------------
Net increase                        167,544       $1,833,574
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         480,548       $5,284,277
------------------------------------------------------------
Shares issued in
connection with
reinvestment of

distributions                        33,306          349,022
------------------------------------------------------------
                                    513,854        5,633,299

Shares
repurchased                        (114,446)      (1,258,920)
------------------------------------------------------------
Net increase                        399,408       $4,374,379
------------------------------------------------------------



WELCOME TO

                        www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly.
So be sure to bookmark us at
http://www.putnaminv.com



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Thomas V. Reilly
Vice President

Edward P. Bousa
Vice President and Fund Manager

Jeffery J. Kobylarz
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Balanced Retirement Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA018-42848-034/243/908          6/98